PSMC 2020-3 TRUST ABS-15G

Exhibit 99.10

TPR Firm:	EdgeMAC	Date Submitted:	10/5/2020
Client Name:	AIG	Report:	Exception Report - Loan
Client Project:	PSMC 2020-3	Loans in report:	118

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
10/5/2020	XXX	XXX	236240250	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).	1) Missing HOA statement with monthly dues of $XXX; AUS, loan application and 1008 reflect HOA assessment. Missing supporting documentation.
COMMENTS: Cleared. Documentatin in file supports no HOA.

2) Initial Uniform Residential Loan Application (1003) in file is not signed nor dated by Loan Originator.  Unable to determine actual Application Date to ensure all early disclosures were issued within 3 business days of application date.  Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 05/22/2020 Received Initial 1003 dated XXX and eSigned by Loan Originator.	1) The subject property is vested in a Trust when the legal documents were signed by the Trustees as individuals and not also as Trustees. Further, an Inter Vivos Trust Rider was not executed. The Note, Planned Unit Development Rider, Deed of Trust, Inter Vivos Trust Rider, and Notice of Right to Cancel need to be re-signed, reflecting signature of Trustees signing as Individuals as well as Trustees. In addition, the rescission period needs to be re-opened for three additional business days from the date of receipt of the Right to Cancel. Finally, the Deed of Trust needs to be re-recorded to reflect the updated signatures on the Deed of Trust and all Riders, as previously described, as well as inclusion of the Inter Vivos Trust Rider.
								COMMENTS: //UPDATE 06/26/2020: Received re-executed Note, Security Instrument, PUD rider, Intervivos Rider, and NORTC reflecting borrowers' signatures as Individuals and Trustees. Also in receipt of intent to re-record.	1) Missing 12 months cancelled checks or bank statement to support XXX obligation on subject property. COMMENTS: Client elected to waive based on compensating factors.	Compensating Factors: 1. Fico score of 796; 116 points greater than 680 program minimum 2. LTV of XXX%; XXX% less than program maximum of 80% 3. DTI of XXX%; XXX% less than 43.00% program maximum	5/5/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	891446427	XXX	1) //UPDATE: 06/09/2020 Received re-signed DOT, ROR and PC CD dated XXX and signed XXX, however, Copies of documents are mostly illegible. Please provide a Clear Copy of PC CD, DOT and ROR.Document not properly executed or dated: The subject transaction is a refinance of a primary residence and is jointly held by husband and wife per the title commitment and supported by the recorded transfer deed in file. However, the Deed of Trust and Notice of Right to Cancel in file dated XXX was executed only by the husband who is the obligor to the loan. For homestead purposes, the non-borrowing spouse should have also executed the Deed of Trust with Riders and the Notice of Right to Cancel.
COMMENTS: 06/10/2020 Received more legible copies of re-signed DOT, ROR and PCCD dated XXX and signed XXX.	1) //UPDATE: 05/21/2020 Received PC CD dated XXX reflecting tolerance cure, however, PC CD was issued outside the TRID Tolerance Cure from Consummation Timing requirement resulting in the below TRID Violations. AIG to review for possible exception under TILA.Post-Consummation Revised Closing Disclosure Timing Requirements - XXX - 2This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. (12 CFR 1026.19(f)(2)(v))The post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under 1026.19(e)(3)(i) or (ii), the creditor complies with 1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with 1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.This loan failed the reimbursement date test. (12 CFR 1026.19(f)(2)(v))The reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under 1026.19(e)(3)(i) or (ii), the creditor complies with 1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation.//UPDATE: 05/15/2020 Received copy of reimbursement check for $4.15 with borrower letter and proof of delivery, however, MISSING Post Consummation Closing Disclosure reflecting Tolerance Cure with proof of method of delivery to borrower.This loan failed TRID zero fee tolerance. On the initial Closing Disclosure (CD) in file dated XXX the "Transfer Taxes" increased without a valid Change of Circumstance, resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $4.15.
									COMMENTS: 05/29/2020 PC CD falls under TILA date of discovery.	Compensating Factors: 1. XXX% LTV is XXX% below 80% max allowed. 2. 782 FICO is 102 points higher than min required. 3. XXX% is XXX% below maximum allowed 43%	5/5/2020	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	879499671	XXX						Compensating Factors 1. 731 FICO is 51 points greater than the minimum of 680 2. No public records 3. Housing history of 0x30 for the past 24 months	7/17/2020	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	292702841	XXX						Compensating factors 1. No Public Records 2. 0x30 housing history for the past 12 months 3. 792 FICO is 92 points greater than the program minimum of 700	5/29/2020	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	892890958	XXX	1) The Closing Disclosure dated XXX contains an inaccurate Total of Payments TOP resulting in the below TRID TOP Violation. This loan failed the TRID foreclosure rescission total of payments test. ( 12 CFR 1026.23(h)(2)(ii) ) The total of payments is $XXX. The disclosed total of payments charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $35.00. Total understated amount -$611.51.Note: The XXX final Closing Disclosure showed $550.00 Appraisal Fee and $61.51 Credit Report Fee paid by others, when the Alta Settlement Statement provided showed that the borrower paid the aforementioned fees.
COMMENTS: 06/15/2020 Received note from Lender regarding Appraisal and Credit Report paid POC. Re-entered in CE and received a Pass with no Variation on Total of Payments.	Compensating Factors
FICO   726;  26 points higher than 700 program minimum
DTI   XXX%;    XXX% lower than 43% program maximum
Good Mortgage history.  0x30x12   over 17 months
										11 months reserves; 3 months greater than 6 month program minimum.	6/1/2020	Primary Residence	NY	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	570723098	XXX	1) Missing updated hazard/homeowners insurance policy with coverage greater than or equal to $XXX. Current policy is insufficient due to coverage is $XXX. Debt-to-income ratio subject to recalculation. /// UPDATED 6/4/2020:Received screen print for Replacement cost vendor only. Missing copy of hazard policy to support sufficient coverage in effect at time of loan consummation.
COMMENTS: 6/4/2020:  Received screen print for Replacement cost vendor. Missing copy of hazard policy to support sufficient coverage.

06/05/2020: Sufficient documentation provided

2) Missing $50.00 reimbursement check with proof of delivery for lender reimbursement noted on XXX Post Consummation Closing Disclosure. Note: The final Alta Settlement Statement provided did not include the $50.00 lender reimbursement to the borrower.
							COMMENTS: 06/05/2020 Received copy of $50.00 reimbursement check, PC CD, borrower letter and proof of FedEx delivery.			Compensating Factors: FICO of 723; FICO is 43 points above 680 Guideline minimum. XXX% LTV; LTV is XXX% below 80% Guideline maximum	6/1/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	659454780	XXX	Compensating factors:
1.  FICO of 775;  95 points greater than 680 program minimum
2.  DIT of XXX%; XXX% lower than 43% program maximum
3.  Good mortgage payment history with 0x30x12 since inception (XXX)
										4. 10 months reserves; 4 months greater than 6 month program minimum	6/1/2020	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	778813861	XXX	1) Missing the following required Federal and/or State Disclosures: Need fully executed CA Per Diem Interest Disclosure Statement.
									COMMENTS: 06/10/2020 Client requested condition be downgraded to an EV2. See email in 3rd Party Products.		5/29/2020	Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	885645200	XXX	Compensating Factors:
1. FICO of 780; 100 points greater than 680 program minimum
2. Good mortgage payment history with 0x30x12 since inception (XXX)
										3. 257 months reserves; 251 months greater than 6 month program minimum	6/3/2020	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	226775940	XXX	1) The loan contains errors within one or more TRID disclosure. Missing explanation letter to borrower and proof of method of delivery for Post Consummation Closing Disclosure dated XXX.
COMMENTS: 06/03/2020 Received screen shot of PC CD being eDisclosed on XXX	1) The Notice of Right to Cancel was not completed properly: The Notice of Right to Cancel was not completed properly: File contains an inaccurate Notice of Right to Cancel Form (H-8). According to the Title Commitment in file the Lender is refinancing a prior Deed of Trust recorded XXX reflecting the Beneficiary of MERS as Nominee for XXX and is required to utilize Notice of Right to Cancel Form (H-9). Need re-opened Notice of Right to Cancel on accurate Form (H-9) with explanation letter to borrower and proof of method of delivery to borrower.
COMMENTS: Non-Material: EG2 issue in 9th circuit court of appeals - property is located in this jurisdiction.	Compensating Factors:

1. Credit score 745 is 65 points greater than 680 guideline minimum
2.  XXX% debt ratio, XXX% less than 43% guideline maximum
3. 50.79 months reserves, 44.79 months greater than guideline minimum
										4. Borrower and co-borrower employed same employer 8 and 9 years respectively	6/1/2020	Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	826708958	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 06/05/2020 Client requested condition be downgraded to an EV2.  See email in 3rd Party Products.

2) Affiliated Business Arrangement Disclosure Statement Notice  Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s).  Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

3) Seller Approved Exception: An appraisal from a previous refinance transaction was used for the subject refinance transaction which is prohibited per Jumbo Guidelines. The original appraisal was completed on XXX which is over 120 days from the Note date. A re-certification of value was provided dated XXX that supports no change in value. Secondary valuation CD was completed on XXX which also supports the original appraised value.Compensating Factors:1. LTV of XXX% is less than 80.00% maximum allowed per guidelines2. Credit Score is 745 exceeds the minimum score of 700 required per guidelines3. DTI of XXX% is less than the 43.00% maximum allowed per guidelines4. Cash reserves of 70 months exceeds the 6 months minimum required per guidelines5. Borrower's has 10 years satisfactory previous mortgage history6. Borrower's has been on his job with current employer for 12 years	Compensating Factors:
1. 77 months reserves, 71 months greater than program required 6 months
2. XXX% LTV, XXX% less than program maximum LTV of 80.00%
3. 745 FICO Score, 45 points greater than program minimum FICO Score of 700
										4. XXX% DTI, XXX% less than program maximum DTI of 43.00%	6/2/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	538909725	XXX						Compensating Factors 1 741 FICO is 61 points greater than the minimum of 680 2. Housing History is 0x30 for the past 24 months 3. No Public Records	7/20/2020	Primary Residence	GA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	305607365	XXX	1) Electronic Consent/ eSign Form completed prior to earliest esign event for Borrower 1 Anup only. COMMENTS: 06/08/2020 Received DocuSign Cert of Completion reflecting XXX's eConsent accepted XXX	1) Client Approved Exception for The Post closing disclosure reflects a principal curtailment in the amount of $100.00 as the borrower was due a refund for an overstated credit report fee. Per Jumbo guidelines, loans with principal curtailments are ineligible for purchase by XXX. Compensating Factors:1. LTV of XXX% is less than the 80% maximum allowed per guidelines2. Credit score of 793 exceeds the minimum score of 680 required per guidelines3. Cash reserves of 19 months exceed the 6 months minimum required per guidelines4. Borrower has 9 years satisfactory previous mortgage history
COMMENTS: 6/2/2020: client exception approval provided with compensating factors.	Compensating Factors
1. FICO   793;   113 points greater than 680 program minimum
2. DTI   XXX%   XXX% lower than 43% program maximum
3. Good Mortgage payment history.   0x30x12   since inception of both mortgages
										4. 41 months reserves; 29 months greater than 12 month program minimum (6 + 6 for rental)	6/2/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	678893890	XXX	1) The loan is ineligible due to the following: Lender Guidelines disallowance of Principle Curtailment.
COMMENTS: Issue Resolution01.10.2020: exception received from investor for curtailment. Comp Factors: Years in Primary Residence Borrower has resided in subject for 5 years. DTI is lower than guideline maximum. UW Guides maximum DTI of 43%, loan qualified with DTI of XXX%. FICO is higher than guideline minimum. UW Guides require FICO of 680, loan qualified with FICO of 744.	Compensating Factors:
1. Years in Primary Residence Borrower has resided in subject for 5 years.
2. DTI is lower than guideline maximum. UW Guides maximum DTI of 43%, loan qualified with DTI of XXX%.
3. FICO is higher than guideline minimum. UW Guides require FICO of 680, loan qualified with FICO of 744.
										Borrower involce in lawsuit. Has sufficient assets to cover the amount of the lawsuit.	6/2/2020	Primary Residence	FL	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	663105527	XXX	1) Missing Final URLA/1003 signed and dated by all borrowers.
COMMENTS: 6/3/2020: cleared. document received.

2) Missing 1004D to validate the installation of the missing smoke detectors identified in the appraisal.
COMMENTS: 06/05/2020: Sufficient documentation received.

3) Document not properly executed or dated:  Missing legal description from Deed of Trust and the subject APN number was not listed on the document nor other document provided to confirm the subject Deed of Trust recorded against the correct property.
COMMENTS: 06/03/2020 Received copy of Recorded Deed of Trust with Legal Description attached matching Legal Description on Grant Deed in file.

4) Missing current mortgage rating for XXX account ending XXX.  Credit report dated XXX last reported payment XXX; XXX Statement dated XXX shows next due XXX  and demand dated XXX reflects 61 days of interest due through payoff date of XXX and equates to last payment date on XXX.
COMMENTS: 06/05/2020: Sufficient documentation received.

5) Missing evidence there were no draws in the last 12 months for Home Equity Line of Credit with XXX account ending XXX
COMMENTS: 06/05/2020: Sufficient documentation received.	1) Client Approved Exception for final closing disclosure reflects a principal curtailment in the amount of $2,329.62. Per XXX guidelines, loans with principal curtailments are ineligible for purchase by XXX. The principal curtailment was made in order to avoid cash back to the borrower in excess of $2,000.00, however, guidelines allow up to 1% of the loan amount.Compensating Factors:1. LTV of XXX% is less than the 80% maximum allowed per guidelines2. Credit score of 748 exceeds the minimum score of 680 required per guidelines3. DTI of XXX% is less than the 43% maximum allowed per guidelines4. Cash reserves of 24 months exceeds the 12 month minimum (6 months subject + 6 months investment) required per guidelines5. Borrowers have 12 years satisfactory previous mortgage history6. Borrower has been on his job with current employer 11 years and co-borrower has been on her job with current employer for 6 years
COMMENTS: Client exception approval provided with compensating factors	Compensating Factors:
FICO of 748; FICO is 68 points above 680 Guideline minimum.
LTV of XXX%; LTV is XXX% below 80% Guideline maximum
										Reserves of 22 months; Reserves are 10 months above Guideline minimum, (6 mos for primary residence and 6 mos for investment property).	6/2/2020	Primary Residence	OR	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG3	EG1
10/5/2020	XXX	XXX	174869573	XXX	Compensating Factors:

1. 775 credit score; 35 points above program minimum credit score of 740
2. XXX% LTV; XXX% below 65% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. 40.99 months reserves; 34.99 months greater than 6 month program minimum
6. Borrower has been employed for the last 11.75 years; co-borrower for 22.83 years
										7. DTI ratio of 29.9%; 13.1% less than 43% program maximum	6/1/2020	Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	895572017	XXX	Compensating Factors:

1. FICO of 791; 111 points above min FICO of 680 as required in the guidelines
2. XXX% LTV; XXX% below 80% program maximum as required in the guidelines
3. Good mortgage payment history with 0x30x12 months
										4.. 23.83 months reserves; 11.83 months greater than 12 month as required in the guidelines	5/6/2020	Primary Residence	SC	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	976479480	XXX	Compensating Factors

1. 752 FICO,  72 points above min  680 required as required in the guidelines
2.. Good mortgage payment history with 0x30x12 months
										3. DTI of XXX%, XXX% lower than the max DTI of 43% as required in the guidelines	5/6/2020	Primary Residence	LA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	709037220	XXX	Compensating factor

1. 780 FICO is 100 point greater than the minimujm 68 required by the program guidelines
2  0x30 housing history for the past 12 months
3 No Public Records
										4. The borrower has been with the same employer for 16 years	5/5/2020	Primary Residence	AZ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	381636404	XXX	1) Missing pages 6,8 and 10 of 10/2019 XXX Statement for account XXX and Missing pages 6 and 8 of 09/2019 XXX Statement for account XXX
COMMENTS: 06/08/2020: Sufficient Documentation received

2) Missing copy of current lease for XXX property verifying rental income of $XXX/mo.
COMMENTS: 06/08/2020: Sufficient documentation received

3) The loan contains errors within one or more TRID disclosure.  Unable to determine the validity of the Non-Escrowed Property Costs over Year 1 on page 4.  Homeowner's Insurance Policy in file does not support a $XXX annual premium.  Need proof of Homeowner's Insurance Premium used for Non-Escrowed Property Costs.
COMMENTS: 06/08/2020 Non-Escrowed Property Costs Not in Scope of Review.

4) Missing evidence there has not been a draw in the last 12 months from XXX #XXX HELOC
COMMENTS: 06/08/2020: Sufficient Documentation received	Compensating Factors:

1.  774 FICO; 54 points greater thnt 720 program minimum
2.  XXX% DTI; XXX% lower than 43% program maximum
										4. 62 months reserves; 50 months greater than 12 months program minimum ( 6 months for subject and 6 months for investment property)	5/5/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	279292152	XXX	1) Missing ratios of 43.36 exceed the maximum of 43.00%. Changed HOA from $26.67 to $120 per month. Used the amount from the appraisal as it is more current than amount listed on HOA Email dated 1/29/2019.
COMMENTS: Cleared: HOA documentation shows annual dues.	Compensating factors:

1.  Fico 760; 80 points greater than 680 prgram minimum
2.  LTV XXX%; XXX% lower than 80% program maximum
3.  Good mortgage payment history with 0x30x12 since inception
										4. 109.87 months reserves; 103.87 months greater than 6 months program minimum reserves	5/6/2020	Primary Residence	OR	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	986254415	XXX	1) This loan failed TRID zero fee tolerance. Missing Proof of Receipt by borrower for Closing Disclosure dated XXX renders the Change of Circumstance for increase in Appraisal Fee as Invalid resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $125.00.
COMMENTS: 05/20/2020 Received Lender's notation on CE that CD was considered received by borrower XXX.  Entered into CE and received a Pass result for all Tolerance Testing.

2) It appears Lender has applied the General Lender Credit towards Prepaid Finance Charges with no supporting documentation in file resulting in the below TILA Finance Charge Violation.  Lender Concession documents in file do not specifically reflect the Credits are to be applied to offset Finance Charges.Federal TILAThis loan failed the TILA foreclosure rescission finance charge test. (12 CFR 1026.23(h), transferred from 12 CFR 226.23(h)) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $35.00.  Total Under Disclosed Amount $2,015.76.
COMMENTS: 06/02/2020 Received screen shot that Lender applying Credit as Finance Charge Credit.	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: Without supporting documentation, a TPR Firm is unable to determine if a creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. This is considered a violation of §1002.14(a)(1) and deemed a material (EV2) condition. If the loan is HPML, then this would still be material (EV3). In this case, subject loan is not HPML per XXX report.
Compensating Factors

1. XXX% LTV, XXX% less than program maximum of 80%
2. 92 months reserves, 79 months greater than program minimum of 18 months ( 6 for subject and 6 for each investment property (2))
										3. 778 FICO, 78 points higher than program minimum of 700	5/4/2020	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	751077996	XXX	Compensating Factors:

1. 782 FICO, 42 points greater than program minimum of 740
2. XXX%, LTV, XXX% less than program maximum of 65%
3. XXX% DTI, XXX% less than program maximum of 43%
										4. 42 months reserves, 36 months greater than program minimum of 6 months	5/4/2020	Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	111336224	XXX	1) Client approved exception for Excessive DTI on First Time Home Buyers. The Maximum DTI for FTHB per investor is 38%. DTI is excessive at XXX%. Compensating FactorsFICO is 808; 68 points greater than 740 program minimum for FTHBDIT is XXX%; XXX% greater than 38% program maximum but still under 43% for XXX Rental history for 24 months27 months reserves; 15 months greater than 12 month program minimum for FTHB.
COMMENTS: Client approved exception with compensating factors.

2) Document not properly executed or dated: Affiliated Business Arrangement Disclosure Statement Notice Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.	Compensating Factors:

1. FICO is 808;   68 points greater than 740 program minimum for FTHB
2. 0X30X24 Rental history for 24 months
										3. 27 months reserves; 15 months greater than 12 month prgram minimimum for FTHB.	5/4/2020	Primary Residence	NC	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	204275743	XXX	1) Missing the following Federal and/or State specific disclosures: e-Disclosure Consent/e-Sign Form completed prior to earliest signing event for borrower XXX only.
COMMENTS: 05/27/2020 Received DocuSign Cert of completion reflecting borrower's Electronic Record Acceptance on XXX	1) Exception Approval Granted for Jumbo guidelines do not allow a transaction with the payoff of debt at closing to be treated as a limited cash-out refinance. The CD reflects debts paid off at closing in the amount of $XXX which is within the allowable one percent cash back on a limited cash-out refinance. This exception was identified post-purchase.Compensating Factors:1. LTV of XXX% is less than the 80% maximum allowed per guidelines2. Credit score of 703 exceeds the minimum score of 680 required per guidelines3. Cash reserves of 40 months exceed the 6 months minimum required per guidelines4. Borrower has 11 months satisfactory previous mortgage history5. Co-borrower has been on her job with current employer for 18 yearsIneligible as a rate/term refinance due to paying off consumer debt from loan proceeds. Loan is not eligible as cash out as it does not meet the FICO and LTV for a cash out refinance. Maximum LTV is at 65%, subject loan LTV is XXX%. The minimum FICO is 740 and the subject qualifying FICO is 703. The debts paid were still counted in the ratios as the amount paid at closing was not enough to pay off the debts.
									COMMENTS: 6/3/2020: Client Exception Approval granted with compensating factors.	Compensating Factors: 1. Fico score of 703 is 23 points greater than 680 rqeuired by the program. 2. LTV of XXX% is XXX% less than program maximum of 80%.	5/1/2020	Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	678283258	XXX	Compensating Factors:

1. FICO is 777, 77 points higher than 700 program minimum
2. DTI is XXX, which is XXX% lower than the program maximum of 43%
3. Reserves of 102.89 months; 96.89 months greater than 6 month program minimum
										4. Borrower has been self-employed for 7 yrs.	5/4/2020	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	711712246	XXX	Compensating Factors:

1. FICO is 787; 107 points greater than the 680 program minimum.
2. DTI is XXX%; XXX% lower than 43% program maximum.
										3. 58 months reserves; 40 months over the 18 program minimum (6 + 6 + 6 for subject and two rentals).	5/1/2020	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	635410929	XXX	1) Missing the following Federal and/or State specific disclosures: e-Disclosure Consent/e-Sign Form completed prior to earliest signing event for both borrower's..
COMMENTS: Per TRID 3.0, use date first signing event happened.	Compensating Factors:

1. FICO of 771, 91 points greater than 680 program minimum
2. DTI of XXX%, XXX% lower than 43% program maximum
										3. 13.8 months reserves; 1.8 months greater than 12 months program minimum ( 6 months subject + 6 months investments property which is owned free and clear)	5/1/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	324857816	XXX	Compensating Factors:
1. XXX% DTI, XXX% less than program maximum DTI of 43.00%
2. 32 months reserves, 26 months greater than program minimum of 6 months
3. XXX% LTV, XXX% less than program maximum LTV of 80.00%
										4. 774 FICO Score, 94 points greater than program minimum of 680	4/30/2020	Primary Residence	CO	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	388096265	XXX	Compensating Factors:

1. FICO 741, 1 point above minium FICO of 740 as required by guidelines
2. DTI of XXX% , XXX% lower than 43% program maximum
										3. $XXX reserves; $XXX greater than $XXX program minimum (18 months for second home plus 6 months primary residence owned free and clear)	5/1/2020	Secondary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	633205695	XXX	1) Missing third party verification of self-employment within 30 calendar days prior to the Note Date for XXX. ///UPDATED 5/20/20: Received copy of borrower's XXX's profile/resume and online listing for XXX. Missing verbal verification of current self-employment within 30 days prior to note date.
COMMENTS: 5/28/2020: Cleared - 3rd party documentation in file.	Compensating Factors
FICO  770 or 90 points higher than 680 program minimum
DTI   XXX%  or XXX% lower than 43% program maximum
Good Mortgage History   0x30x12
										81 months reserves or 75 month greater than 6 month program minimum	5/1/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	175675971	XXX	1) This loan failed TRID 10% fee tolerance; Missing Written List of Service Providers results in the below TRID violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faithtolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,318.00) exceed thecomparable charges ($2,645.00) by more than 10%. Total Violation amount is $408.50.
COMMENTS: 07/29/2020 Received Service Provider's list reflecting all fees in Seciton "C" are Borrower's Provider.  Entered into XXX and received a Pass result for all tolerance testing.

2) This loan failed TRID timing of disclosures.  Missing Written List of Service Providers with proof issued within 3 business days of application.
COMMENTS: 07/29/2020 Received Services you can shop for dated XXX

3) Loan Violates QM Points and Fees resulting in the below QM Violation.  No documentation found in file to consider Points as Bona Fide and excluded from QM testing.Qualified MortgageThis loan failed the Qualified Mortgage Classification Test. The Qualified Mortgage Type provided for this loan does not match the Qualified Mortgage Classification calculated by ComplianceAnalyzer for one or more of the following reasons:The loan has points and fees that exceed the Qualified Mortgage Points and Fees thresholdQualified Mortgage Points and Fees Lending PoliciesThis loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds 3 percent of the total loan amount of $XXX.  Total amount over threshold is $2,711.96.
COMMENTS: 07/29/2020 Received Lender's Bon Fide Discount Point Worksheet.  Entered into XXX and received a Pass result for all QM Testing.

4) Missing Note and final HUD1/CD for refinance of primary residence at XXX and documentation to evidence the monthly hazard insurance and HOA(if applicable).  Property recently refinanced, missing qualifying loan terms.
COMMENTS: Rec'd CD for refinance which shows insurance info and loan info as fixed rate.

5) Missing two months consecutive bank statements for the borrowers accounts with XXX XXX and XXX evidencing sufficient assets to close and reserves. Subject to recalculation of assets to close and reserves.
COMMENTS: Rec'd two months statements for both accounts.

6) Missing a year to date profit and loss and Balance Sheet  for the following business: XXX, and XXX.   File contains P&L and Balance sheet for XXX only.
COMMENTS: 7/29/2020 Sufficient documentation received to satisfy condition.

7) Missing complete credit report.  Copy provided is pages 1,2 and 3 of a 19 page report.
							COMMENTS: Rec'd complete copy of credit report.			Compensating Factors 1. No Public Records 2 758 FICO is 18 points greater than the program minimum of 680 3. 0x30 housing history for the past 13 months	7/20/2020	Secondary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	787197927	XXX	1) This loan failed TRID zero fee tolerance. Missing proof of receipt for revised Closing Disclosure (CD) in file dated XXX renders the Change of Circumstance as invalid and unable to reset tolerances, resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 5This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $677.54.
COMMENTS: 06/02/2020 Received proof of borrower receipt of Cd on XXX. Entered into XXX and received a Pass result for this test.	1) Client Approved Exception: The subject property site is XXX acres. Per Jumbo program guidelines, properties comprising more than 15 acres of land are ineligible. Per appraiser, property values are stable, demand/supply is in balance and marketing time is 3 - 6 months. The secondary valuation (CDA) supports value. This exception was identified post-purchase. Compensating Factors: 1. Fico 724; 44 points greater than 680 program minimum2. XXX% LTV; XXX% lower than 80% program maximum3. 59 months reserves; 35 months greater than program minimum of 24 months (6 months for subject and 6 months for each investment property (3) )
COMMENTS: The client has elected to waive based on compensating factors	Compensating Factors:

1. Fico 724;  44 points greater than 680 program minimum
2. XXX% LTV; XXX% lower than 80% program maximum
										3. 59 months reserves; 35 months greater than program minimum of 24 months (6 months for subject and 6 months for each investment property (3) )	5/1/2020	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	796980737	XXX	1) Missing Verification of Rent (VOR) for current for borrower's residence at XXX. COMMENTS: 5/14/2020: Received 4 months bank statements for the 4 month rent history	Compensating Factors:

1. 731 credit score; 51 points above program minimum credit score of 680
2. 88 months reserves; 82 months greater than 6 months program minimum
										3. Good mortgage payment history, 0 X30 from earliest inception date of XXX	4/29/2020	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	338409466	XXX	Compensating factors:
1.  FICO of 818; 118 points greater than 700 program minimum
2.  Good mortgage payment history with 0x30x12 since XXX
										3. 318 months reserves; 300 months greater than 18 month program minimum ( 6 months for subject and 6 months for each investment property (2))	4/28/2020	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	786346969	XXX	Compensating factors:
1.  FICO of 742; 62 points greater than 680 program minimum
2.  DIT of XXX%; XXX% lower than 43% program maximum
3.  Good mortgage payment history with 0x30 since (XXX)
										4. 125 months reserves; 113 months greater than 12 month program minimum	4/28/2020	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	146291577	XXX	Compensating Factors:

1. 750 credit score; 70 points greater than program minimum of 680
2. XXX% LTV, XXX% less than program maximum of 80%
3. 22 months reserves, 16 months greater than program minimum of 6 months
										4. XXX% DTI, XXX% less than 43% program maximum	4/27/2020	Primary Residence	VT	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	521580862	XXX			1) Missing the following required Federal and/or State Disclosures:TX Mortgage Banker Disclosure COMMENTS: 05/19/2020 Received Texas Mortgage Banker Disclosure.			Compensating Factors:	4/29/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	367873514	XXX						Compensating Factors: 1. 8.29 months reserves; 2.29 months greater than minimum 6 month requirement 2. XXX% DTI; XXX% less than 40.00% program maximum (gift funds) 3. 71 month housing history 0x30	4/29/2020	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	765271340	XXX	1) Missing documentation to evidence an updated AUS was run due to the difference in the DTI on the current AUS of 9.51% and the recalculated DTI of XXX%. The AUS does not reflect the monthly obligation of $XXX to XXX as shown on the final loan application. The difference exceeds the tolerance of 3.00%
							COMMENTS: 05/20/2020 : Condition cleared with client clarification			Compensating factors 1. No Public Records 2. 802 FICO and 122 points greater than the minimum 680 required by the program guidelines 3. 0x30 housing history for 12 months	4/30/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	410767151	XXX	Compensating Factors
FICO  741,   61 points higher than 680 program minimum
DTI   XXX%;   XXX% lower than 43% program maximum
Good Mortgage History on both properties.   0x30x12
										45 months reserves, 33 months greater than 12 month program requirements (6 + 6 rental)	4/29/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	799014814	XXX						Compensating Factors: 1. 782 FICO exceeds minimum required of 700 by 82 points. 2. XXX% LTV below maximum allowed of 80% by XXX% 3. 12 months reserves	4/29/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	984897437	XXX			1) Missing the following Federal and/or State specific disclosures: Texas Disclosure (T-64) COMMENTS: 07/27/2020 Received fully executed Texas T-64 Disclosure			Compensating Factors 1. 781 FICO is 81 points greater than the minimum 700 required by the program guidelines 2. No Public Records 3. 0x30 housing history for the past 12 months	7/21/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	358889114	XXX					1) Client approved exception in the file. Client approved exception to allow a DTI of XXX vs the program maximum of 40.00% when gift funds are used. Compensating factors 1. No Public Records 2. 804 FICO and is 124 points greater than the 680 program requirement 3 0x30 housing history for 12 months	Compensating factors 1. No Public Records 2. 804 FICO and is 124 points greater than the 680 program requirement 3 0x30 housing history for 12 months	4/28/2020	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	566789531	XXX	1) Missing Final Closing Disclosure and Note for concurrent closing with XXX for XXX. Loan is subject to debts, assets, reserves and DTI re-calculations
COMMENTS: 5/28/2020: Cleared. Received copy of CD and Note. DTI, asset and reserves sufficient.

2) Missing updated AUS.  The recalculated DTI of XXX% exceeds the XXX% DTI reflected on the AUS dated 01/17/2020.  The recalculated DTI is a result of inclusion of a 5% payment for an open XXX account, which resulted in an increase in DTI in excess of 3.00%
COMMENTS: 05/20/2020 : Condition cleared with client clarification	Compensating Factors:
1. 786 FICO Score, 106 points greater than program miniumum FICO Score of 680
2. 96 months reserves, 84 months greater than program 12 months reserves requirement (6 months for subject plus 1 additional property)
3. XXX% LTV, XXX% less than program maximum LTV of 65.00%
										4. XXX% DTI, XXX% less than program maximum DTI of 43.00%	4/24/2020	Primary Residence	WA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	515710779	XXX	1) This loan failed TRID timing of disclosures. The initial Closing Disclosure (CD) in file is dated and was received on XXX, less than three business days before the consummation date of XXX (see notary jurat), resulting in the below TRID Timing Violation. Initial Closing Disclosure Timing Requirements - XXX This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.
COMMENTS: 05/12/2020 Received Recorded Mortgage reflecting accurate notary date of XXX. Entered Consummation date of XXX in XXX and received a Pass result for this test.	1) Missing the following required Federal and/or State Disclosures: Lenders Privacy Policy, PA Application Disclosure, and PA Notice Regarding Refundability of Fees.
COMMENTS: 05/12/2020 Disclosures considered non-material and graded as an EG2.	Compensating Factors:
1.  FICO of 748; 68 points greater than 680 program minimum
2.  DIT of XXX%; XXX% lower than 43% program maximum
										3. 32.66 months reserves; 20.66 months greater than 12 month program minimum (6 months subject + 6 months investment property)	4/27/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	721125488	XXX						Compensating Factors: 1. Fico score of 807 is 127 points greater than 680 required by the program. 2. LTV of XXX% is XXX% less than program maximum of 80%.	4/24/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	937897555	XXX	1) Missing Written VOE from XXX breaking out bonus and commission income YTD/2018/2017 to support income of $XXX/mo.
COMMENTS: 5/27/20 Received 11/22/19 WVOE showing 2017 - 2019 bonus / commission income - 2017/2018 avg supports	Compensating factors:

1.  Fico 808;  108 points greater than 700 program minimum
2.  STI XXX%; XXX% lower than 43% maximum
3.  Good mortgage payment history with 0x30x12 since inception
										4. 30.45 months reserves; 24.45 months greater than 6 months program minimum reserves	4/24/2020	Primary Residence	MN	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	241246914	XXX	Compensating Factors

1. Credit score of 745 is 65 points greater than 680 program minimum
2. DTI of XXX% XXX% less than 43.00% program maximum
3. Borrower has 6 years and co-borrower has 10 years at current jobs
										4. 45.09 months reserves; 39.09 months greater than 6 month program minimum	4/23/2020	Primary Residence	OR	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	402177579	XXX	1) The loan contains errors within one or more TRID disclosure. Missing explanation letter to borrower and proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 05/12/2020 Received copy of reimbursement check, PC CD dated XXX borrower letter dated XXX and mailing label to borrower.	Compensating Factors:

1. Fico 786;  46 points greater than 740 program minimum
2. DTI XXX%;  XXX% lower than 43% program maximum
3. Good mortgage payment history, 0x30x12 since inception
										4. 28.07 months reserves; 22.07 months greater thtan 6 months minimum reserves	4/27/2020	Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	881349134	XXX	1) DTI exceed guideline due to exclusion of commission income. Per guideline, commission income with less than 18 months is ineligible. Borrower has only been on new job for only 1 year and 2 months. DTI is XXX%, which exceeds DTI max allowed of 43%.
COMMENTS: Cleared. Documentation in file supports two years continuous commission earnings

2) DU Approval in the file reflects DTI ratio of XXX%, however, recalculated DTI is at XXX%.  Revised DU Approval required.
COMMENTS: Cleared. Documentation in file supports two years continuous commission earnings used to qualify.	1) Client approved exception for file not having 2018 tax transcripts to complete the two year requirement for transcripts as required by Jumbo program guidelines. The file does, however, contain the 2017 tax transcripts and the 2018 tax returns, stamped as received by the IRS on 01/10/2020. Borrower was late filing his 2018 tax returns, already on extension, missing the October 2019 deadline. Tax transcripts are not available for 2018 and reflect "no record" due to recent filing. No monies are owned to the IRS for the 2018 tax returns. The loan closed on XXX.Compensating Factors:1. Credit score of 791 exceeds the minimum score of 680 required per program.2. Reserves of 23 months exceed the 6 months and 6 months for other property required per the program.3. Borrower has 5 years satisfactory previous mortgage history and No Public Records.	Compensating Factors:
1.  Fico score 791 is 111 points greater than 680 required by the program.
										2. Reserves of 32 months is 20 months greater than program required of 6 for subject and 6 for other property.	4/23/2020	Primary Residence	TN	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	721299336	XXX	1) Missing Name Affidavits/AKA Statements for both borrowers. COMMENTS: 05/20/2020 Received Signature Affidavit and AKA Statements for both borrowers.	1) Document not properly executed or dated: Affiliated Business Arrangement Disclosure Statement Notice Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.Initial Escrow Account Waiver Disclosure
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

											4/23/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	532199120	XXX						Compensating Factors 1. No public Records 2. 0x30 housing history for the past 12 months 3. 768 FICO and is 48 points greater than the minimum of 720 required by the program guidelines	4/22/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	528214611	XXX	Compensating Factors:

1. Fico of 775; 95 points greater than 680 program minimum
2. DTI of XXX; XXX% lower than 43% program maximum
3. Good mortgage pyament history with 0x30x12 since inception
										4. 31.08 months reserves: 25.08 monrths reserves greater than 6 month reserves for subject property and 6 months reserves for each add'l rental property - program minimum	4/23/2020	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	282557943	XXX	1) This loan failed TRID zero fee tolerance. On the revised Loan Estimate (LE) in file dated XXX the "Appraisal Fee" increased without a valid Change of Circumstance, resulting in the below TRID Tolerance Violation. Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $180.00.
COMMENTS: //UPDATED 05/11/2020: Received XXX & XXX COC's.	Compensating Factors:

1. 783 credit score; 83 points above program minimum credit score of 700
2. XXX% LTV; XXX% below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. 114.67 months reserves; 108.67 months greater than 6 month program minimum
										6. DTI ratio of XXX%; XXX% less than 43% program maximum	4/21/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	739188730	XXX	1) Client exception granted for: Verbal Verification of Employment was not completed 10 business days prior to date of consummation as required per Jumbo guidelines. The Note date XXX and the Verbal VOE was completed on XXX which was the date of disbursement. this exception was identified post-purchase.Compensating Factors:1. LTV of XXX% is less than the 80% maximum allowed per guidelines2. Credit score of 732 exceeds the minimum score of 680 required per guidelines3. Cash reserves of 83 months exceeds the 6 month minimum required per guidelines4. Borrower has 10+ years satisfactory previous mortgage history5. Borrower has been on his job with current employer for 21 years
									COMMENTS: 5/7/2020: Client exception approval provided with compensating factors.	Compensating Factors: 1. LTV XXX%; XXX% less than 80.00% program maximum 2. 83.41 months reserves 71.41 months greater than minimum 12 month requirement (subject 6 months + 1 investment property) 3.	4/21/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	973147541	XXX						Compensating Factors: 1. FICO of 756; 16 points greater than 740 program minimum 2. DIT of XXX%; XXX% lower than 43% program maximum 3. Good mortgage payment history with 0x30 since inception (XXX)	4/21/2020	Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	827299047	XXX							4/23/2020	Primary Residence	FL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	397946214	XXX	1) Missing documentation to evidence sufficient hazard coverage exists for the subject property. The policy in the file indicates coverage in the amount of $XXX but the cost to rebuilt reflected on the appraisal is $XXX.
COMMENTS: Letter from insurance company states they insure 100% of the estimated replacement cost.

2) Missing the borrower's  2017 and 2018 1065 business tax returns for XXX. File only contains copy of signed  first page of 2018 return.
COMMENTS: Per signed 1003, XXX XXX started XXX.  2018 1065 tax returns in file.

3) Missing the borrowers 2017 K-1 for XXX.
COMMENTS: Per client and signed 1003, business started XXX.  There is no 2017 K-1.

4) Missing 3rd party verification of self-employment for XXX.
COMMENTS: rec'd

5) Missing a verbal VOE within 10 business days prior to the Note Date for borrower's employment with XXX.
							COMMENTS: Signed VOE in file dated XXX.			Compensating Factors 1 No Public Records 2 0x30 housing history for the past 12 months 3. 787 FICO is 107 points greater than the 680 program requirement	7/21/2020	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	131377136	XXX						Compensating Factors: 1. FICO 780 is 100 points greater than minimum required 680. 2. XXX% DTI is XXX% below maximum allowed 3. 88 months reserves exceeds 82 months of 6 months minimum required.	4/21/2020	Primary Residence	CO	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	718328246	XXX	1) Missing two months bank statements verifying an additional $XXX in reserves. $XXX is required and only $XXX has been verified. Unable to use XXX accounts XXX and XXX as they are custodial accounts.
COMMENTS: 05/20/2020: Received documentation to evidence the XXX accounts  XXX and XXX are eligible accounts and have been included in the borrower asset totals

2) Missing 1099s to document the other income of $XXX per month from XXX, XXX, and XXX. This is additional income used to qualify that is not listed on the K-1s or W-2s.
							COMMENTS: 5/8/2020: Received documentation to support earnings reported are same as income reported as 'other' on statement 2 of the 1040 tax returns; supported by CPA letter.			Compensating factors: 1. Job tenure of 9+ years for B1 2. B2 Self employed for 11+ years 3. Borrowers have been in the residence for 13+ years 4. Residual income $XXX	4/21/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	546215124	XXX	1) Missing lease agreement(s) for XXX to support rental income used of $XXX noted on 1003. QM requirement.
COMMENTS: 5/13/2020: short term lease provided - gross amt $XXX/mo Jan thru July 2020. copies of XXX receipts provided for security deposit & 1st mo rent.	1) Client approved exception for use of appraisal used when borrower first purchased the property on XXX. However, purchase price was used of $XXX instead of actual value of $XXX. Appraisal update has been provided. Compensating factors: 1. LTV/CLTV XXX% below program max of 80%2. Reserves of 31.25 months; 19.25 months greater than the 12 month requirement for subject and investment property.3. FICO is 808; 128 points greater than the 680 required by guidelines.4. DTI is XXX% ;below program max of 43%	Compensating factors:

1. LTV/CLTV XXX% below program max of 80%
2. Reserves of 31.25 months; 19.25 months greater than the 12 month requirement for subject and investment property.
3. FICO is 808; 128 points greater than the 680 required by guidelines.
										4. DTI is XXX% ;below program max of 43%	4/20/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	603960175	XXX	1) Client Approved Exception for missing 2 years tax transcript as required per Jumbo Guidelines. Compensating Factors:1. XXX% DTI, XXX% less than program maximum DTI of 43.00%2. 746 FICO Score, 66 points greater than program minimum FICO Score of 6803. 17 months reserves, 11 months greater than program 6 months reserves requirement 4. Employed with the same employer for the past 20 years and 10 months5. Excellent mortgage payment history
COMMENTS: Client exception in file	Compensating Factors:
1. XXX% DTI, XXX% less than program maximum DTI of 43.00%
2. 746 FICO Score, 66 points greater than program minimum FICO Score of 680
3. 17 months reserves, 11 months greater than program 6 months reserves requirement
4. Employed with the same employer for the past 20 years and 10 months
										5. Excellent mortgage payment history	4/20/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	339422319	XXX	1) Missing the following required Federal and/or State Disclosures: TX Mortgage Banker Disclosure.
COMMENTS: 07/31/2020 Received notification Lender is regulated by OCC and is exempt form the TX Mortgage Banker Disclosure.

2) Missing documentation to evidence the re-verification of the borrower and co-borrower employment with XXX (Borrower)  and XXX (Co-borrower)
							COMMENTS: Received re-verification of employment dated XXX for both borrowers.			Compensating Factors: 1) FICO score 798 and minimum required is 680 2) Reserves 16 months, minimum required is 6 mos. 3) DTI is XXX% and max allowed is 43%.	7/30/2020	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	234209093	XXX	1) Missing the following required Federal and/or State Disclosures: Initial Escrow Account Disclosure Statement.
COMMENTS: 09/04/2020 Received Initial Escrow Account Disclosure Statement and matched amount to Projected Payments and escrows on CD dated XXX.

2) Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 09/03/2020 Received Signed explanation that CD was printed in error and never provided to the borrower.

3) Missing evidence of tax, insurance and HOA payments to calculate PITIA on the following property: XXX.
COMMENTS: ****9/4/2020**** Sufficient documentation received

4) Missing copy of the note and mortgage to verify terms for the newly acquired property at XXX, FL XXX.
COMMENTS: ***9/8/2020*** Received sufficient documentation

5) Missing the borrower's 2017 and 2018 1040 tax transcripts.
COMMENTS: 9/8 Seller opting for COVID-19 overlay; transcripts to be provided post-purchase

6) Missing Final Closing Disclosure for the purchase of the property located at XXX FL to verify funds needed to close. Subject to recalculation of assets upon receipt.
COMMENTS: ***9/8/2020**** Received Final HUD/CD for the closing of the property on XXX. The CD reflect the borrower needed to bring $XXX to closing.	Compensating Factors:

1. 759 credit score; 19 points above program minimum credit score of 740
2. Mortgage history is 0x30 for 12 months
3. No public records
4. 38.11 months reserves; 20.11 months greater than 18 month program minimum
										5. DTI ratio of XXX%; XXX% less than 43% program maximum	9/2/2020	Secondary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	232701543	XXX	1) Missing signed Escrow Waiver. The final Closing Disclosure reflected no escrow and that it was declined by borrower, but waiver not provided.
COMMENTS: 08/27/2020 Received Signed Escrow Waiver.

2) Missing current payoff demand statement to verify the amount reflected on final cd was sufficient to payoff
COMMENTS: ****8/27/2020**** Sufficient documentation received

3) Missing documentation to evidence a verification of self-employment was completed 10 days prior to the note date for the borrower business XXX - XXX, XXX, and XXX.
COMMENTS: ****9/2/2020**** Sufficient documentation received

4) Missing documentation to evidence a verbal verification of employment was completed 10 days prior to the Note date for the co-borrower's employment with XXX. The work number print out in the file is dated XXX and the file closed on XXX
COMMENTS: ****8/27/2020**** Sufficient documentation provided

5) Missing signature pages for the 2019 1065 tax return for XXX and XXX. The copies in the file is not signed
COMMENTS: ****9/4/2020*** Received sufficient documentation to clear condition. 9/3:  Rec'd same signature pages for 2017 & 2018; provide copy of request for extension or signed pages of the 2019 1065 tax returns for both businesses returns.
Business tax returns are required to be signed per Appendix Q.  File contains the 2019 1065 tax returns for XXX and XXX.  Both returns must be signed and dated.  Please provide signed and dated 1065s for both businesses.

6) Missing the tax transcripts Missing the 2017 and 2018 1040 tax transcripts for the borrower and co-borrower
COMMENTS: 9/1: Seller opting for COVID-19 overlay; transcripts to be provided post-purchase.
*****8/31/2020***  TThe borrower is qualifying using self-employed income to qualify. Documentation recieived are the borrowers tax returns and the 1040 tax transcripts are needed. ****8/27/2020**** Documentation provided was not tax transcripts but the tax returns Missing the tax transcripts

7) Missing the 2017. 2018, 2019 1065 business tax transcripts for XXX and XXX
COMMENTS: 9/1:  Per lender, opting for the COVID overlay with taxes being provided post-purchase.
****8/27/2020**** Documentation provided was not tax transcripts but the tax returns     Missing the tax transcripts

8) Missing the 2017, 2018, and 2019 1120s tax transcripts for XXX
COMMENTS: 9/1:  Seller opting for COVID overlay - to be provided post-purchase.
****8/27/2020**** Documentation provided was not tax transcripts but the tax returns     Missing the tax transcripts

9) Missing signed 2019 1120s tax returns for XXX. Subject to recalculation of the qualifying debt to income ratio upon receipt.
COMMENTS: ***9/4/2020*** Sufficient documentation recieved to clear conditions.   9/1:  Rec'd P&L and balance sheet for YTD 2019 for XXX and seller noted the borrower filed for an extension.  Unable to locate the request for extension  Please upload for review.

10) Missing signed 4506-T form for 1065s and 1120s tax returns.
COMMENTS: ***9/2/2020*** Received 1040 tax transcripts but this is not the documentation requested to clear this condition. 9/1: Rec'd the same 4506T for the 1040s. Missing signed 4506T form for 1065s and 1120s tax returns.	1) This loan failed TRID 10% fee tolerance. Recording Fee increased to $60.00 on Closing Disclosure dated 8/13/2020, without a Valid Change of Circumstance resulting in the below TRID tolerance violations.This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($60.00) exceed the comparable charges ($30.00) by more than 10%. Total Violation Amount $27.00.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $53.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $77.00.
COMMENTS: 09/01/2020 Received PC CD dated XXX and copy of reimbursement check for $77.00. Entered into XXX and received a Pass result for reimbursement testing.	Compensating Facctors

1. 795 FICO is 115 points greater than the program minimum of 680
2. No public records
3. 0x30 housing history for 24 months
										4.The borrower has been self-employed in the same line of business for 30 years	8/21/2020	Primary Residence	AZ	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	270453764	XXX	1) Missing the following required Federal and/or State Disclosures: Electronic Consent/ eSign Form completed prior to earliest esign event for both borrowers. E-sign in file completed on XXX and Missing e-sign form for Co-borrower XXX.
COMMENTS: 09/09/2020 Received eSign Consents for both borrowers each dated XXX.

2) This loan failed TRID 10% fee tolerance. Lenders Title Insurance increased on Loan Estimate dated XXX without a Valid Change of Circumstance. Change of Circumstance in file for Rate Lock dated XXX is inaccurate/incomplete.  Change of Circumstance does not reflect the increase of Lender's Title Insurance as disclosed on Loan Estimate dated XXX.  All Change of Circumstance forms must reflect addition/increase in fees and decreases in Lender Credits.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faithtolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($5,666.54) exceed thecomparable charges ($4,779.00) by more than 10%.  Total Violation Amount $409.64.
COMMENTS: 09/18/2020 Received COC for increased Loan Amount dated XXX.  Entered into XXX and received a Pass result for all Tolerance testing.

3) ****9/11/2020*** The Final CD reflects down payments totaling $XXX. The XXX documentation in the file only supports $XXX. Missing documentation to evidence the additional XXX of $XXX.  Missing source of XXX in the amount of $XXX and evidence of transfer to the closing agent.
COMMENTS: 9/118/2020:  Copies of XXX checks total $XXX - CD shows $XXX.  However, borrower has sufficient liquid funds for all cash to close plus 12 months in reserves.
****9/15/2020*** Received duplicate documentation to evidence XXX ****9/11/2020*** The Final CD reflects down payments totaling $XXX. The XXX documentation in the file only supports $XXX. Missing documentation to evidence the additional XXX of $XXX

4) Missing updated title report reflecting correct proposed insured and loan amount.  The Commitment for Title Insurance dated XXX expired XXX.

5) Missing the borrower 2018 and 2019  W2 transcripts.
COMMENTS: Rec'd transcripts

6) Missing lender's wire instructions.
COMMENTS: 09/14/2020 Received Lender's Wire Instructions.	Compensating Factors:

1. 689 credit score; 9 points above program minimum credit score of 680
2. XXX% LTV; XXX% below 80% program maximum
3. 9.06 months reserves; 3.06 months greater than 6 month program minimum
										4. DTI ratio of XXX%; XXX% less than 43% program maximum	9/4/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	696621204	XXX	1) The loan contains errors within one or more TRID disclosure. Missing explanation letter to borrower and proof of method of delivery for Post Consummation Closing Disclosure dated XXX.
COMMENTS: 08/19/2020 Received borrower letter and proof of UPS delivery.

2) Missing the borrower and co-borrower's 1040 IRS tax transcript for 2019 and 2018. Subject to recalculation of debt and request of additional applicable document(s).
COMMENTS: ****8/25/2020*** Sufficient documentation received to clear condition

3) UPDATED 08/19/2020:  Received re-verification of employment dated XXX, however, the Note date is XXX.  Missing verbal VOE dated 10 days prior to Note date. ///Missing the verbal verification of employment for the co-borrower's employment with XXX completed within 10 days of the Note date.
COMMENTS: Rec'd email confirmation from employer.  Temporary COVID-19 guidelines allow after Note date and an email correspondence for Verbal VOE.

4) Missing documentation to evidence there is sufficient hazard insurance coverage to cover either the loan amount or the cost to rebuild. The policy in the loan file does not cover the loan amount nor the cost to rebuild reflected on the appraisal.
COMMENTS: *****8/19/2020*** Policy reflect additional replacement coverage of 25% and is sufficent	Compensating Factors:

DTI XXX% XXX% lower than 43% required by guidelines
LTV/CLTV XXX%, XXX% lower than 80% required by guidelines
23.36 mos in reserves, 11.36 mos greater than total of 12 months for subject and investment required by guidelines
Good employment history
No public records
										Other income needed at a positive	8/14/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	630054921	XXX	1) Missing Seller's Fraud Report
COMMENTS: ****8/27/2020***** Sufficient documentation received

2) Missing Grant Deed to confirm vesting on Deed of Trust.
COMMENTS: rec'd

3) Missing lender certification that the business XXX is open and operating. Confirmed by phone call or other means within ten days of the note.
COMMENTS: ****9/8/2020**** The documentation received is not sufficient to clear the condition. The invoice received is for XXX. Documentation is needed to evidence that XXX is open and operating.

4) Missing lender certification that the business XXX and XXX is open and operating. Confirmed by phone call or other means within ten days of the note.
COMMENTS: ****9/8/2020***** Sufficient documentation received

5) Missing lender certification that the business XXX is open and operating. Confirmed by phone call or other means within ten days of the note.
COMMENTS: ****9/8/2020*** Sufficient documentation received

6) Missing 2019 tax extension for XXX. Taxes were due XXX and the loan closed XXX.
COMMENTS: ***8/28/2020*** Sufficient documentation received

7) Missing 2019 tax extension for XXX.  Taxes were due XXX and the loan closed XXX.

8) **8/28/2020*** UPDATE:  The 2019 tax extension received is for XXX and not XXX.  Missing 2019 tax extension for XXX. .  Taxes were due XXX and the loan closed XXX.
COMMENTS: **8/28/2020*** 2019 tax extension received is for XXX and XXX.

9) Missing explanation where the borrowers W-2 income/compensation XXX and the K-1 distribution income is listed on the 2019 P&L. Reviewer is only able to locate and add back the guaranteed payments to XXX.  Loan subject to recalculation.

10) ****8/28/2020**** UPDATE:  The bank statement received on 8/27/2020 indicates the owner of the account is XXX. We are missing the bank statement for XXX (formally known as XXX.) to verify deposits that support the 2020 YTD P&L      Missing May and June 2020 business bank statements for XXX to verify deposits that support the 2020 YTD P&L. Loan subject to recalculation.
COMMENTS: ****8/28/2020**** The bank statement received on 8/27/2020 indicates the owner of the account is XXX. We are missing the bank statement for XXX (formally known as XXX) to verify deposits that support the 2020 YTD P&L

11) Missing LOE why the June 2020 deposits in the XXX account for XXX decreased from May 2020 and are approximately $XXX lower than the average XXX income of $XXX listed on the 2020 YTD P&L. Total income $XXX / XXX. Loan subject to recalculation.
							COMMENTS: ***9/8/2020**** Sufficient documentation received				8/18/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	255369835	XXX	1) The loan contains errors within one or more TRID disclosure. Missing signed Lender's explanation for incomplete Closing Disclosures in file dated XXX & XXX missing pages and/or key data elements, however, they are not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 08/05/2020 Received Signed Lender's Attestation that CD's were drafts from Title for approval prior to Closing.

2) Missing supporting documentation for loan payment of $501.46 with XXX account ending XXX on XXX and on XXX not noted on credit report. //8/4/2020 UPDATE received unable to clear. The payments for XXX of $501.46 was already reflected on the bank statements. However, the liability is not noted on the credit report and therefore, not included in DTI at the time of underwriting and is pending a statement or credit supplement as to when it was open or why it is not on the credit report.  //UPDATED 8/11:  Added liability to loan.  However, still missing credit supplement for loan information/terms and credit rating.  In addition, if lien is against a property, pending monthly taxes and insurance amounts.
COMMENTS: *****8/19/2020**** Received promissory note and lien is not against the subject property. Bank statement reflect payments being made and debt has been included in the qualifying debt to income ratio. ***** 08/4/2020 Liability did not show on credit report at time of UW and need to know if it is a new debt or why it is not on the credit report.

3) Missing fully executed Trust Agreement for the XXX.//08/4/2020 UPDATE received fully executed reflect borrower has full access to trust funds.
COMMENTS: The fully executed trust agreement was not in the file at time of underwriting  and need to verify borrowers have access to funds.

4) Missing IRS tax transcript for 2019 and 2018 1040 Tax Returns. Subject to recalculation of debt and request of additional applicable document(s).//UPDATED 08/5/20: Per Seller, transcripts are not available and will be requested at a later date per COVID-19 overlay.
COMMENTS: Per Seller, transcripts not available, will be requested at a later date per COVID-19 Overlay.

5) **** 8/10/2020**** The borrower attestation that XXX and XXX are still operational and have not suffered any loss of income is not sufficient to clear the condition.  Rec'd the post-close re-verification.  Still missing the self-employed verification 10 days prior to Note date.    UPDATED 08/5/2020 Received the same VOE /Business License for XXX, Still Missing Business for Self-Employment for XXX and XXX. //UPDATED 08/04/2020:  Rec'd lender certification that business is still operating, however, verification came from the borrower; in addition, state and website printouts provided but they are for  XXX.  Still missing verification of self-employment within 10 business days of the Note for XXX and XXX.//Missing verification of self-employment within Ten (10) business days prior to the date of consummation for XXX and XXX.
COMMENTS: **** 8/10/2020**** The borrower attestation that XXX and XXX are still operational and have not suffiered any loss of income is not suffiicent to clear the condition. Still missing S/E VOE /business license for XXX and XXX.

6) UPDATED 08/05/2020:  Received the same copy of the 2018 tax returns.  Missing amended 2018 with a final income of $XXX per LOE in the file.  //Missing amended 2018 1040s Tax Returns per LOE provided by borrower in file.
COMMENTS: 8/6 Rec'd amended tax returns.

7) Missing Terms of Withdrawal for XXX statements account ending XXX.
COMMENTS: Per seller, not needed for funds to close.  Agree as borrower has sufficient liquid funds for close.

8) Missing signed copies of the 2017/2018/2019 1120S tax returns for the borrower business known as XXX. The 1120S documentation  that is in the file has not been signed as required by the program guidelines.
COMMENTS: ****8/25/2020***** Sufficient documentation received

9) Missing updated Flood Certificate to reflect the same city indicated on the Note and Deed of Trust. The flood certificate reflect the city of XXX TX whereas the Note and Deed of Trust reflect the City of XXX.
							COMMENTS: ***8/24/2020*** Corrected Flood Cert received			Compensating Factors 1. No public records 2. 0x30 housing history for the past 24 months 3. 808 FICO is 128 points greater than the program minimum of 680	8/3/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	713533150	XXX	1) //UPDATE: 09/01/2020 The CD in question is Not the Seller's CD. The CD reflected in this condition is a Borrower CD and may have been provided to Lender by the Settlement Agent or Title Company. Need Lender's Signed Explanation as to who issued the CD, why it was issued and specifically that it was Not provided to the Borrower(s).The loan contains errors within one or more TRID disclosure. Missing Lender's Signed Explanation Letter for Closing Disclosure in file reflecting a Closing Date of XXX and Missing Key Data Elements, however, not marked as "Draft" or "Preliminary".
COMMENTS: 09/08/2020 Received SIgned Attestation CD was printed in error and never provided to the borrower.

09/01/2020 The CD in question is Not the Seller's CD.  The CD reflected in this condition is a Borrower CD and may have been provided to Lender by the Settlement Agent or Title Company.  Need Lender's Signed Explanation as to who issued the CD, why it was issued and specifically that it was Not provided to the Borrower(s).

2) Missing information pertaining to the purchase of the 2nd Home. 1)  Missing final CD, Note, proof of insurance and premium and Tax Cert  for purchase of XXX PA.  2)  Funds for the purchase of the second home have not been verified.  Cannot determine if funds were obtained thru secondary financing as Borrower's current accounts do not verify sufficient assets to cover down payment and closing costs for 2nd home..  Subject to review and recalculation.
COMMENTS: 9/8:  Re-reviewed assets uploaded for Primary and Second Home; borrower has sufficient assets for closing and reserves.
****9/4/2020*** Duplicate assets statements received and unalble to clear conditon. *****9/1/2020****** Received documentation reflecting hazard insurance obligation and property tax obligation recieved. Final CD for purchase of 2nd home provided. Final CD reflects an down payment of $XXX. The asset documentation does not support that the borrower has sufficient assets to support the down payment of $XXX as reflected on the final CD for property located at XXX.

3) Missing third-party fraud report.  Cannot determine if borrower meets Foreclosure and Bankruptcy guidelines.  Subject to review and recalculation.
COMMENTS: ****9/1/2020**** Sufficient documentation received

4) Missing 2 consecutive bank statements for the XXX account ending XXX.
COMMENTS: Cleared; per seller not used to qualify

5) Missing evidence of funds in the XXX account ending in XXX to cover monies transferred for closing of $XXX to XXX.  At the time of the last statement the XXX account only contained $XXX in the account.
COMMENTS: Rec'd documentation to clear.

6) Missing additional funds for reserves.  Borrower needs 12 months for subject, 12 X $XXX = $XXX, and 6 months for second home, 6X $XXX=XXX, total required $XXX.  After closing of subject, borrower has only $XXX remaining for reserves, which is short $XXX.
COMMENTS: Rec'd doc and clarification to clear

7) Missing 2018 and 2019 Tax Transcripts.
COMMENTS: ***9/1/2020****  Lender will provide post-purchase per COVID-19 overlay.

8) Missing VOE for prior employment to determine there were no gaps in employment greater than 30 days.  Subject to additional conditions.
							COMMENTS: Rec'd The WorkNumber				8/31/2020	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG2	EG1	EG1	EG1
10/5/2020	XXX	XXX	687002797	XXX	1) Missing evidence of monthly obligations for PITI, taxes, hazard insurance and HOA dues (if applicable), for the departing residence located at XXX PA XXX. Subject to recalculation of debt to income ratio.

2) Missing evidence of transfer and receipt of XXX from the closing agent for the amount of $XXX per wire transfer on XXX noted on borrower's XXX Account ending in XXX.
COMMENTS: ****8/17/2020*** Sufficient documentation received

							3) Missing bank statements with proof of Donors ability to provide the Gift funds of $XXX.				8/10/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	396315608	XXX	1) *****8/28/2020**** Update; The documentation received regarding the issue of the receipt of the first month's rent is only applicable if the borrower is relocating with a new employer. (Page 65 guidelines dated 12/19/2020) The borrower is self-employed and is not relocating with a new employer The Jumbo guidelines dated 12/19/2019 page 48 and 65 indicate that obtaining evidence of the security deposit and first month's rent is required. ******8/27/2020**** Received lease agreement from unrelated third party and evidence of the receipt of the security deposit of $XXX. Missing evidence of the receipt of the first months rent as required by the program guideline. ****8/18/2020**** Unable to located lease agreement for XXX. Still missing first months rent as required per guidelines. *****Update 8/17/2020**** Lease agreement not in the loan file. The letter from the borrower indicating that he has received a security deposit and the property is rented is not sufficient.****Missing current 12 month lease to an unrelated arm's length third party, and must be effective as of the first payment due date of the subject mortgage loan with evidence that the security deposit and first months' rent have been received and deposited for departing residence located at XXX to support rents of $XXX, FL. Subject to recalculation of debt to income ratio.
COMMENTS: 9/9: Rec'd copy of first month's rent check.

*****8/28/2020**** Update; The documentation received regarding the issue of the receipt of the first month's rent is only applicable if the borrower is relocating with a new employer. (Page 65 guidelines dated 12/19/2020)  The borrower is self-employed and is not relocating with a new employer  The Jumbo guideliens dated 12/19/2019 page 48 and 65 do not reflect that obtaining evidence of the secuirty deposit and/or evidence the first month's rent was paid to the homeowners. The guidelines reflect that evidence the security deposit and First month's rent has been received and deposited.

  ******8/27/2020**** Received lease agreement from unrelated third party and evidence of the receipt of the security deposit of $XXX. Missing evidence of the receipt of the first months rent as required by the program guidelines.

2) *****8/17/2020**** the tax transcripts and required per program requirements and are not located in the loan file*****. Missing IRS tax transcript for 2019 and 2018 1040s Tax Returns. Subject to recalculation of debt and request of additional applicable document(s).
COMMENTS: Per COVID overlay dated 8/14, ok without.  XXX will order.

3) *****8/19/2020**** Reviewed rebuttal provided by seller. There is no documentation in the file to evidence the departing residence is owned free and clear. The data verify report indicates a mortgage for $XXX was originated in XXX and there is no documentation to evidence this mortgage was satisfied and the property is now owned free and clear. Missing residential appraisal for departing residence FNMA Form 1004/Freddie Mac 70 to show sufficient equity in Vacated Property. The loan to value must have a ratio of 70%.
COMMENTS: ****8/27/2020**** Sufficient documentation received to clear condition. ***8/19/2020**** Reviewed rebuttal provided by seller. There is no documentation in the file to evidence the departing residence is owned free and clear. The data verify report indicates a mortgage for $XXX was originated in XXX and there is no documentation to evidence this mortgage was satisfied and the property is now owned free and clear.

4) Missing signed letter of explanation and source of the following large deposits into borrower's XXX account ending in XXX $XXX on XXX. Deposits must come from borrower's streams of income. Debt to income ratio subject to recalculation.	1) //UPDATE: 08/25/2020 Since there is an Escrow Account established for Flood Insurance Only, Page 4 of the Closing Disclosure needs to accurately reflect an Escrow Account and not "No Escrow" as completed on Closing Disclosure dated XXX. Condition remains as is and a PC CD with borrower letter and proof of method of delivery to borrower correcting Escrow Account on page 4 is required.The loan contains errors within one or more TRID disclosure. The Closing Disclosure (CD) in file dated XXX contains inaccurate Escrow Account information on Page 4. Escrow Account information reflects that an escrow account is declined, however, there is an escrow account for Flood Insurance. Escrowed Property Costs over Year 1 amount should reflect $509.00 total, using Evidence of Flood Insurance in file. Non-Escrowed Estimated Property Costs over Year 1 amount should reflect $XXX total, using Property Tax monthly amount of $734.14 according to the Tax Record Information Sheet in file and Insurance monthly amount of $308.42 according to the Evidence of Property Insurance in file. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting correct Escrow Account information.
								COMMENTS: **09/01/2020 Received PC CD dated XXX with accurate"Escrow" section on Page 4 completed.		Compensating Factors 1 No Public Records 2. 0x30 housing history for the past 24 months 3.809 FICO is 129 points greater than the program minimum of 680	8/12/2020	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	165446752	XXX	1) Missing XXX ran prior to closing.
COMMENTS: 09/23/2020 Received Lender's Loan Score Card Testing.

2) Missing copy of XXX of $XXX and proof of receipt from title.
COMMENTS: 9/23/2020*** Sufficient documentation receive	Compensating Factors
1. No public Records
2. 0 x30 housing history for the past 24 months
3. 802 FICO is 122 points greater than the program minimum of 680
										4. The borrower has been in the same line of work for 18 years	9/11/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	689209508	XXX	1) Missing the following required Federal and/or State Disclosures: Wire Instructions for XXX Purchase from Lender and XXX ran prior to closing.
COMMENTS: 09/21/2020 Received Lender's Wire Instructions.

//UPDATE:  09/21/2020 Received Compliance Testing Results, however, STILL MISSING Lender's Wire Instructions for purchase by XXX.

2) Missing the following required Federal and/or State Disclosures:  Proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/21/2020 Received Electronic Delivery reflecting Appraisal eDisclosed to borrower XXX

3) Missing the borrower's 2018 W-2 tax transcripts
COMMENTS: **9/21/2020 W-2 transcripts received **	Compensating Factors:

1. 784 credit score; 104 points above program minimum credit score of 680
2. XXX% LTV; XXX% below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. 124.94 months reserves; 118.94 months greater than 6 month program minimum
										6. DTI ratio of XXX%; XXX% less than 43% program maximum	9/18/2020	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	324043239	XXX	1) Missing IRS tax transcript 1040s Tax Returns for 2018 and 2017. Subject to recalculation of debt and request of additional applicable document(s). If a request for tax transcripts has been rejected by the IRS by means of rejection code, the applicable guidelines should be followed: In addition, the Seller should obtain documentation which included but is not limited to: IRS Rejection CodeLetter of explanation from the borrowerTranscripts obtained directly from the borrowerForm 14039 (IRS Identity Theft Affidavit) Note: Fraud Alert for stolen identity on credit report.

2) Missing 2019 1040s and K1s for XXX. Subject to recalculation of debt to income ratio.
COMMENTS: ***8/17/2020**** Sufficient documentation received

3) ***8/17/2020*** Unable to accept year end paystubs in lieu of required W2 documentation.  ****Missing 2019/2018 W2s for XXX.
COMMENTS: ***8/25/2020**** Sufficient documentation recieved to clear the condition. The borrower does not claim W-2 income and a W-2 is not issued to the borrower. W-2 wages are not reported on the borrower's 1040's

4) Missing confirmation that borrower has been contacted and is aware of the current transaction based on Fraud Alert noted on credit report.
							COMMENTS: ****8/17/2020**** Sufficient documentation in the file				8/11/2020	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	181677487	XXX	1) Missing Adjustable Rate Mortgage (ARM) Disclosure with proof issued within 3 business days of application date.
COMMENTS: 09/11/2020 Received ARM Disclosure eSigned XXX and XXX by borrowers.

2) Missing lender's wiring instructions for purchase/funding.
							COMMENTS: 09/15/2020 Received Bailee Letter reflecting Lender's Wire Instructions.			Compensating Factors: 1) FICO 763. 2) Reserves at 59 months. 3) DTI below 35% at XXX%	9/10/2020	Primary Residence	WA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	499919208	XXX	1) Missing the following required Federal and/or State Disclosures: Signed Escrow Account Waiver Disclosure.
COMMENTS: 09/01/2020 Received eSigned Agreement for Waiver of Loan Escrows.

2) Missing evidence of hazard/homeowners insurance policy with XXX listed as the loss payee.
COMMENTS: ***8/31/2020**** Sufficient documentation received

3) Missing 2019 W2 for XXX.  Subject to review and recalculation
COMMENTS: Rec'd copy of W2	1) Closing disclosure indicates a principal curtailment of $320.63. Per current jumbo guidelines, loans with principal curtailments are ineligible.
									COMMENTS: Client elected to waive with compensating factors.	Compensating Factors 1. 783 FICO is 103 points greater than the program minimum of 680 2. No public records 3. 0x30 housing history for the past 24 months	8/27/2020	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	864756997	XXX	1) Initial Uniform Residential Loan Application (1003) in file is not signed nor dated by Loan Originator. Unable to determine actual Application Date to ensure all early disclosures were issued within 3 business days of application date. Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 08/17/2020 Received Initial 1003 Loan Application signed by Loan Originator dated XXX.  All early disclosures were issued timely.

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation.  ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 08/14/2020 Received proof Appraisal waas electronically delivered to borrower xXX.

3) Missing the following required Federal and/or State Disclosures:  Initial Escrow Account Disclosure Statement.
COMMENTS: 08/14/2020 Received fully executed IEADS which matches Escrows on Closing Disclosure.

4) Missing a verbal VOE within 5 business days prior to the Note Date for XXX. The VVOE in the file is dated XXX and the Note date is XXX.

5) Missing updated appraisal by original appraiser. Appraisal expired on XXX and was completed by XXX with XXX. The appraisal update was completed by XXX with XXX. Since the appraisal is more than 120 calendar days but less than 365 colander days from the date of the Mortgage Note, the original appraiser must provide an update to the appraisal based on his or her knowledge of current market conditions supporting the original appraised value.
COMMENTS: ***8/31/2020*** Sufficient documentation received to clear condition	Compensating Factors:

1.DTI XXX% XXX% lower than the 43% requirement by guidelines
2.LTV/CLTV XXX% less than the 80% requirement by guidelins
3.Reseves 72.43, 66 months greater than the 6 months required by guidelines
4.Good employment history with bonus income which was not used but can be a compensating factor
										5.No mortgage lates 0x30x12	8/13/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	941481022	XXX	1) Missing the following required Federal and/or State Disclosures: Electronic Consent/ eSign Form completed prior to earliest esign event for primary borrower Vincent.
COMMENTS: 08/11/2020 Received eConsent dated XXX.  First eSign event was XXX.

2) Missing updated hazard/homeowners insurance policy or documentation showing maximum insurable value as established by the insurance company.  Hazard insurance coverage is $XXX and loan amount is $XXX. Coverage must be greater than or equal to $XXX
COMMENTS: Re-reviewed condition and insurance has 120% replacement cost and cost to rebuild is $XXX.  Condition cleared.

3) Missing verbal verification of employment for the borrower and co-borrower 10 days prior to Client purchase.

4) Missing final Certificate of Occupancy.  Subject property is new construction.
							COMMENTS: ***9/1/2020**** Sufficient documentation received			Compensating Factors 1. No public records 2. 0x30 housing for the past 12 months 3. 800 FICO is 180 points greater than the 680 program requriement.	7/31/2020	Primary Residence	AZ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	364821599	XXX	1) The Statutory Warranty Deed in file dated XXX reflects the vesting as "XXX," however, the Deed of Trust in file dated XXX reflects the vesting as "XXX." 1003 Loan Application reflects borrower as Married. Need corrected fully executed Statutory Warranty Deed.
COMMENTS: //UPDATE:  09/08/2020 Received signed letter from XXX that Deed was re-recorded to correct the vesting.

//UPDATE:  09/04/2020 Received an email reflecting the Cover Page states that Warranty Deed is being rerecorded to correct the vesting, however, said Cover Page was not received.  Please provide Cover Page reflecting rerecording.

//UPDATE:  09/03/2020 Received page 1 of Statutory Warranty Deed corrected to reflect Married, however, The correction appears to have been made on the already recorded Statutory Warranty Deed.  NEED Letter of Intent to re-record Statutory Warranty Deed for correction of Vesting with FULL COPY of all Pages of the Statutory Warranty Deed.

2) Missing credit supplement to show mortgage rating for XXX HELOC account ending XXX, missing rating for XXX and XXX. Last payment made was on XXX. Updated credit report does not reflect HELOC.
COMMENTS: Rec'd supplemental

3) Provide wiring instructions for funding.
COMMENTS: 09/10/2020 Received Wire Instructions for XXX.

4) The 1004D Certificate of Completion states that the original appraised value is $XXX.  However, the original appraisal report dated XXX has an original appraisal value of $XXX.
COMMENTS: 9/14/2020 Updated completion report reflecting value of $XXX provided	1) //UPDATE: 08/24/2020 Although the Seller Paid Fees are disclosed on the Borrower's Closing Disclosure, Seller's Closing Disclosure or Final Settlement Statement is required to confirm the disclosed Seller Paid Fees on Borrower's CD.The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure/Final Settlement Statement to confirm all Seller Paid fees are reflected on the Borrower's Closing Disclosure in file.
									COMMENTS: 08/24/2020 Received email notification from XXX that they will accept the Seller Paid Fees appearing on the Borrower's CD as acceptable documentaiton of Seller Paid Fees.	Compensating Factors: DTI XXX% XXX% lower than the max of 43% required by guidelines Good job history Good mortgage with no lates in the 0x30x12 No public records Good down payment	8/13/2020	Primary Residence	OR	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	375405418	XXX	1) Missing updated hazard insurance or insurable value from insurance company as property insurance coverage is insufficient. Coverage is for $XXX and loan amount is $XXX.
COMMENTS: Rec'd insurance with replacement cost

2) Missing re-verification of employment for the borrower employment with the XXX completed within 10 days of purchase date.
COMMENTS: ****8/14/2020**** Sufficient documentation received

3) Missing close out letter or documentation from title showing proof XXX HELOC has been paid off and closed out.
COMMENTS: Rec'd close out letter. HELOC closure also included on  closing instructions.

4) Missing updated preliminary report/title commitment as copy in the file expired.  Loan closed XXX prelim title is dated XXX and expired XXX.  The copy in the file shows the XXX date manually crossed out and a handwritten change to reflect XXX.
							COMMENTS: Per seller, this is how title dates down. Ok per XXX as they will be getting final title as a trailing doc.			Compensating Factors 1 No Public Records 2 799 FICO is 119 points greater than the 680 program requirements 3. 0x30 housing history for 12 months	7/30/2020	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	395233325	XXX	1) The Deed of Trust is missing the legal description attached as Exhibit "A". Deed of Trust in file dated XXX reflects "SEE EXHIBIT "A" ATTACHED HERETO AND BY THIS REFERENCE MADE A PART HEREOF" on Page 3, however, Exhibit "A" is missing. Need full copy of Deed of Trust inclusive of Exhibit "A" legal description and any riders.
COMMENTS: ***8/12/2020*** Sufficient documentation received to clear the condition.

2) //UPDATE:  08/10/2020 Received a Seller's Settlement Statement for property at XXX, NEED Seller's Settlement Statement for subject property of XXX.  The loan contains errors within one or more TRID disclosure.  Missing Seller's Closing Disclosure/Final Settlement Statement to confirm all Seller Paid fees are reflected on the Closing Disclosure in file dated XXX.
COMMENTS: 08/14/2020 Received accurate Seller's Closing Disclosure for XXX to be utilized as an alternative document source as not all Seller Fees appear on Borrower's CD.

3) Missing verification of self-employment within 30 calendar days prior to the Note Date for XXX, XXX.

4) Missing verification of self-employment within 30 calendar days prior to the Note Date for XXX, XXX.

5) UPDATED 8/12/2020: Received two page CPA letter, however, still missing signature pages of the 2018 1065 for XXX // Missing all pages of 2018 1065s (signed and dated); K1s already in file.
COMMENTS: ****8/21/2020 *** Sufficient documentation received. ***8/12/2020*** Documentation received does not evidence the 2018 1065s and is not sufficient to clear the condition.

6) UPDATED 08/10/20:  Rec'd Verbal VOE for co-borrower.  Missing self-employment verification for borrower XXX from a third party source within 10 business days of Note date.   //Missing re-verification of self-employment by a third party within ten (10) business days prior to the note date of consummation.
COMMENTS: 8/14/20: Cleared. 3rd party verification receved

7) Purchase transaction considered a property flip per client guidelines.  Subject property sold to current seller on XXX for $XXX per appraisal and chain of title on preliminary report. The subject loan purchase contract is dated XXX with a purchase price of $XXX.  The subject has been owned by the seller for 133 days and selling property for 32% higher than prior sales price.  Transaction is ineligible for purchase.
							COMMENTS: Chain of title, DV history, XXX provided private financing; took title through foreclosure and XXX facilitated - XXX as a private entity rather than financial institution. Therefore property is being sold by the (private) lender who acquired through foreclosure. Ok per Client.				8/6/2020	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	877722379	XXX	1) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX.
COMMENTS: 08/17/2020 Received Seller's CD to be utilized as an alternative document source as All Seller Paid Fees are not disclosed on Borrower's CD.

2) Missing signed letter of explanation and source of the following large deposits into borrower's XXX  account ending in XXX $XXX  on XXX. Deposits must come from borrower's streams of income. Debt to income ratio subject to recalculation.
COMMENTS: ****8/14/2020**** Sufficient documentation received

3) Missing additional one month asset statement for XXX account ending XXX and XXX account ending XXX. Two months consecutive complete statements are required.
							COMMENTS: ***8/14/2020*** Sufficient documentation received			Compensating Factors 1. No Public Records 2. 0x30 housing history for the past 24 months 3. 784 FICO is 104 points higher than the program minimum of 680	8/12/2020	Primary Residence	NV	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	252265602	XXX	1) The loan contains errors within one or more TRID disclosure. Missing signed Lender's explanation for the 5 incomplete Closing Disclosures in file with no Date Issued that are missing key data elements, however, not marked as "Draft" or "Preliminary".
COMMENTS: 09/16/2020 Received Signed Attestation that all CD's were printed in error and never presented to the borrowers.

2) The file is missing the XXX ran prior to Closing.
COMMENTS: 09/16/2020 Received XXX Report

3) Missing the following required Federal and/or State Disclosures:  TX Notice of Penalties for Making False or Misleading Written Statement.
COMMENTS: 09/16/2020 Received notification Colonial is exempt for TX Notice of Penalties for Making False or Misleading Written Statements.

4) Housing Counselors Near You is in file, however, it is dated XXX which is outside the 3 day disclosure requirement, resulting in the below RESPA violation.  Need proof the Housing Counselors Near You was issued to consumer within 3 business days of the application date.Federal RESPAThis loan failed the homeownership counseling organizations disclosure date test due to the following findings: (12 CFR 1024.20(a))The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in 1024.2(b) and as it relates to 1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SaturdayAs not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.
COMMENTS: 09/17/2020 Received Proof Homeownership Counseling List was issued to borrower XXX. Entered into XXX and received a Pass result for this test.	Compensating Factors:

1. 754 credit score; 74 points above program minimum credit score of 680
2. XXX% LTV; XXX% below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. 15.95 months reserves; 9.95 months greater than 6 month program minimum
										6. DTI ratio of XXX%; XXX% less than 43% program maximum	9/15/2020	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	650555033	XXX	1) Missing documentation to evidence that item #8 XXX on the preliminary title report has been satisfied and lien removed.
COMMENTS: 9/14/2020 Received sufficient documentation to clear the condition

2) Missing hazard insurance policy or declaration page evidence of insurance.  File only contains the application and binder.
COMMENTS: Sufficient documentation received

3) Missing verification of employment from prior employer Fidelity to verify no employment gaps.
COMMENTS: 9/10/2020**** Sufficient documentation received

4) Missing wire instructions for funding/purchase.
COMMENTS: 09/10/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

5) Missing 24 months mortgage history; borrower refinance subject and credit report only reflects 7 months mortgage rating.
COMMENTS: Re-review of file and file contains bank statements showing mortgage pmts; file contains 24 months mortgage history.

6) Missing documentation to evidence that the subject property has sufficient hazard insurance coverage from XXX to XXX The documentation provided consists of an application for hazard insurance with an effective date of xxx - XXX which does not evidence actual coverage, as well as a property insurance binder effective XXX - XXX. This documentation is also not acceptable as evidence of sufficient hazard insurance coverage.  There is a renewal policy for the subject property with effective dates of XXX - XXX but this does not evidence the subject property had sufficient hazard coverage as of the expiration of the policy in the file.
							COMMENTS: ***9/15/2020*** Sufficient documentation received			Compensating factors 1 No Public Records 2.758 FICO and is 78 points greater than the program minimum of 680	9/8/2020	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	708934532	XXX	1) This loan failed TRID 10% fee tolerance. "Recording Fees" increased without a valid Change of Circumstance and "Lender Credits" were removed prior to the final Closing Disclosure (CD) Issued XXX, resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($108.00) exceed the comparable charges ($93.00) by more than 10%. The total tolerance violation is $5.70.
COMMENTS: 09/11/2020 Received COC reflecting property change to PUD and addition of PUD Rider to be recorded.  Entered into XXX and received a Pass result for tolerance testing.

2) Document not properly executed or dated: The vesting on the Deed of Trust doesn't match vesting on Title: Borrower middle name "XXX" Deed of Trust vs. "XXX" Title.
COMMENTS: 09/14/2020 Received Lender's Corrective or Scrivener's Affidavit to be recorded to correct the borrower's middle name on the Vesting of the Deed of Trust with letter to borrower.

3) Missing the borrower and co-borrower 2018 and 2019 W-2 Tax Transcripts
							COMMENTS: 9/11/2020 Sufficient documentation recieved			Compensating Factors 1. No Public Records 2. 0x30 housing history for the past 25 months 3. 808 FICO is 128 points greater than the program minimum of 680	9/10/2020	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	868214812	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/16/2020 Received proof borrower was provided link to download Appraisal on XXX

2) Missing documentation to evidence a verbal verification of employment for the borrower was completed 10 days prior to the Note date.
COMMENTS: 9/15/2020  Sufficient documentation received

3) Missing documentation to evidence the Final AUS submission was provided at the time of approval to verify final loan terms

4) Missing updated hazard insurance policy with sufficient coverage or document that evidences insurable value established by insurance company.  Hazard insurance policy shows coverage of $XXX, plus additional replacement costs of $XXX which equals $XXX.  However, total estimated cost new per appraisal is $XXX.
							COMMENTS: Insurance covers loan amount which is deemed adequate coverage. Cleared.			Compensating Factors 1. No Public Records 2. 0x30 housing history for the past 24 months 3. 770 FICO is 90 points greater than the program minimum of 680k	9/14/2020	Primary Residence	GA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	732978027	XXX	1) This loan failed TRID zero fee tolerance. On the revised Closing Disclosure (CD) in file Issued XXX the "Appraisal Fee" increased without a valid Change of Circumstance, resulting in the below TRID Tolerance Violation. Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $100.00.
COMMENTS: 09/09/2020 Received COC dated XXX.  Entered into CE and received a Pass result for reimbursement testing.

2) Missing wire instructions for funding/purchase.
							COMMENTS: 09/09/2020 Received Bailee Letter inclusive of Wiring instructions for XXX.			Compensating Factors 1. No Public Records 2. 0x30 housing history for the past 24 months 3. 786 FICO which is 106 points greater than the program minimum of 680	9/8/2020	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	967426269	XXX	1) Missing the following required Federal and/or State Disclosures: Initial Escrow Account Disclosure Statement.
COMMENTS: 09/21/2020 Received Initial Escrow Account Disclosure Statement matching escrows on CD.

2) Missing documentation to evidence the sale of the borrower departing residence located at XXX. Subject to review to assets and reserves upon receipt.
COMMENTS: 9/18/2020 *** Received CD for sale of the property lcoated XXX

3) Missing the borrower and co-borrower's 2018 and 2019 W-2 tax transcripts
COMMENTS: *** 9/18/2020 Selelr opting for transcripts to be provided post-close per Covid policy	1) A Survey Fee of $650.00 was added on Closing Disclosure dated XXX without a valid Change of Circumstance resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $650.00.
COMMENTS: 09/21/2020 Received PC CD moving Survey Fee to section "H". Entered into XXX and received a Pass result for this test.	Compensating Factors:

1. 790 credit score; 110 points above program minimum credit score of 680
2. Mortgage history is 0x30 for 12 months
3. No public records
4. 11.56 months reserves; 5.56 months greater than 6 month program minimum
5. Borrower has been employed for the last 3.417 years
										6. DTI ratio of XXX%; XXX% less than 43% program maximum	9/17/2020	Primary Residence	NC	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	671091419	XXX	1) Missing documentation to evidence that a verbal verification of employed was completed for the borrower 10 days prior to the note date
COMMENTS: ***9/10/2020**** Sufficient documentation recieved

2) Missing the 2018 and 2019 W-2 tax transcripts for the borrower
COMMENTS: 9/23:  Tax transcripts acceptable
***9/11/2020**** Received the 1040 Tax transcripts but the W-2 transcripts are required.

3) Missing the Final CD/HUD-1 to evidence the sale of the borrower's property located at XXX CA XXX.
							COMMENTS: ***9/11/2020*** Sufficient documentation received			Compensating Factors 1. No Public Records 2. 0x30 Housing History for the past 24 mo 3 815 FICO is 135 points greater than the program minimum of 680	9/9/2020	Primary Residence	NC	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	235524622	XXX	1) The loan contains errors within one or more TRID disclosure. Missing signed Lender's explanation for multiple incomplete Closing Disclosure(s) in file missing pages and/or key data elements, however, not marked as "Draft" or "Preliminary".
COMMENTS: 09/11/2020 Received Signed Attestation that CD's were printed in error for reference and review and never prestented to borrowers.

2) Missing the following required Federal and/or State Disclosures:  TX Mortgage Banker Disclosure and TX Texas Disclosure (T-64).
COMMENTS: 09/14/2020 Received Signed Texas T-64 Disclosure.

//UPDATE:  09/11/2020 received notice XXX is exempt from TX Mortgage Banker Disclosure, however, Still Need Texas  T-64 Disclosure.

3) Missing XXX ran prior to Closing.
COMMENTS: 09/11/2020 Received XXX Regulatory Compliance Analysis Report dated XXX.

4) Missing Verification of Rent for past 12 months for borrower's current residence at XXX, TX XXX.
COMMENTS: 9/12/2020** Sufficient documentation received	Compensating Factors:

1. 797 credit score; 117 points above program minimum credit score of 680
2. No public records
3. 29.67 months reserves; 23.67 months greater than 6 month program minimum
4. Borrower has been employed for the last 3.167 years
										5. DTI ratio of XXX%; XXX% less than 43% program maximum	9/10/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	960251950	XXX	1) Missing Customer Identification Verification for Co-Borrower. File contains copy of Driver's License for Borrower, however, missing copy of Co-Borrower's Driver's License.
COMMENTS: 09/15/2020 Received copy of both borrower and co-borrower's driver's licenses.

2) Missing the Final CD/HUD-1 to evidence the sale of the borrower previous residence located at XXX CA XXX. to evidence the proceeds needed to close the subject transaction.
COMMENTS: 9/18/2020**  Documentation from Relo company advising they completed the buyout of the borrower received and is sufficient to clear the condition.  9/12/2020  Equity statement received is not sufficient to validate property sold and proceeds from sale received by borrower.

3) Missing the 2018 W-2 for the borrower and co-borrower
COMMENTS: **9/18/2020 Sufficient documentation received	1) Missing the following required Federal and/or State Disclosures: MD Application Disclosure.
COMMENTS: 09/11/2020 Received notice that XXX is regulated by OCC and therefore exempt from this Disclosure.	Compensating Factors:

1. 770 credit score; 90 points above program minimum credit score of 680
2. XXX% LTV; XXX% below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. Borrower has been employed for the last 14 years
										6. DTI ratio of XXX%; XXX% less than 43% program maximum	9/10/2020	Primary Residence	MD	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	956456601	XXX	1) This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation. Closing Disclosure in file is dated XXX and consummation date is XXX. Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 09/09/2020 Received Initial CD with proof borrower viewed XXX.  Entered into XXX and received a Pass result for all TRID and TILA testing.

2) Missing final 1008 to match final loan terms for loan amount, LTV/CLTV/HLTV, interest rate and product type.
COMMENTS: ***9/10/2020***** Sufficient documentation received to clear condition

3) Added 09/11/2020:  Missing Lender's Wire Instructions.
COMMENTS: 09/14/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.	Compensating Factors:

1. 805 credit score; 85 points above program minimum credit score of 720
2. Mortgage history is 0x30 for 12 months
3. No public records
4. 22.03 months reserves; 10.03 months greater than 12 month program minimum
5. Borrower has been employed for the last 5 years
										6. DTI ratio of XXX%; XXX% less than 43% program maximum	9/4/2020	Primary Residence	WA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	424060240	XXX	1) Missing documentation to evidence the monthly property tax and hazard insurance obligation for the property located at XXX. Subject to recalculation on the qualifying DTI and reserves upon receipt.
COMMENTS: Final CD shows property sold XXX

2) Missing documentation to evidence the mortgage rating for XXX for mortgage with XXX XXX. The credit report only reports through XXX.
							COMMENTS: Final CD shows prior residence sold XXX			Compensating Factors 1. No public records 2. 0x30 housing history for the past 24 months 3. The borrower has been self-employed for 14 years	8/19/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	987714959	XXX			1) Missing signed 2018 and 2019 1065 and 1040 tax returns for the borrower and co-borrower. COMMENTS: 9/1 ***8/27/2020**** Sufficient documentation received			Compensating Factors 1. 754 FICO is 34 points higher that the program minimu of 720 2. No public records 3. 0x30 housing history for the past 24 months	8/14/2020	Primary Residence	VA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	141532875	XXX	1) Missing documentation to evidence a verbal verification of employment was completed within 10 days prior to the note date for the borrower's employment with XXX
COMMENTS: rec'd

2) Missing third party verification of the co-borrower's self-employment within 10 days of the note date.
COMMENTS: ***9/8/2020**** Sufficient documentation received

3) Missing the 2018 and 2019 1065 tax transcripts for the co-borrower's business XXX

4) Missing a signed year to date profit and loss statement  and signed balance sheet for the XXX.  The profit and loss statement and balance sheet in the file are not signed.
COMMENTS: ***9/8/2020**** Sufficient documentation received

5) Missing signed and dated 2018-2019 1065 tax returns for XXX.
COMMENTS: ****9/10/2020*** Sufficient documentation received

6) Missing final updated DU Findings matching the 1008 and wire instructions for funding.
							COMMENTS: ***9/15/2020*** Received sufficient documentation to clear condition			Compensating Factor 1. 777 FICO is 97 points greater than the program minimum of 680 2. No public Records 3. 0x30 housing history for the past 24 months	9/1/2020	Primary Residence	TN	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	703310456	XXX	1) Missing appraiser's license in the file, as required per guidelines. COMMENTS: located appraiser's license	Compensating Factors:

1.  770 credit score;  90 points above program minimum credit score of 680
2. XXX% LTV; XXX% below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. 41.97 months reserves; 35.97 months greater than 6 month program minimum
6. Borrower has been employed for the last 12 years
										7. DTI ratio of XXX%; XXX% less than 43% program maximum	9/16/2020	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG1	EG1	EG3	EG1
10/5/2020	XXX	XXX	686447442	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/10/2020 Received proof appraisal was eDisclosed to borrower XXX

2) Missing the following required Federal and/or State Disclosures: MA License Disclosure.
COMMENTS: 09/14/2020 Received Notice of Intent to Proceed which reflects the Disclosure of NMLS numbers for both Lender and Loan Originator and acceptance by borrower of application.

3) Missing documentation to evidence the rental rating for the borrower's current residence  located  at XXX MA XXX.
COMMENTS: 9/14/2020  Sufficient documentation received

4) Missing documentation to evidence the XXX was received by the closing agent for the subject transaction. The purchase agreement and Final CD both reflect a XXX of $XXX but the asset documentation in the file does not support an XXX in the amount was received by the closing agent. Subject to review assets used for closing and reserves upon receipt
COMMENTS: 9/10/2020*** Sufficient documentation recieved	Compensating Factors:

1. 763 credit score; 83 points above program minimum credit score of 680
2. No public records
3. 38.10 months reserves; 32.10 months greater than 6 month program minimum
4. Borrower has been employed for the last 2 years
										5. DTI ratio of XXX%; XXX% less than 43% program maximum	9/9/2020	Primary Residence	MA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	819483653	XXX	1) Missing Grant Deed to confirm Vesting on Deed of Trust in file.
COMMENTS: 09/21/2020 Received Transfer Deed and confirmed Vesting and Lega.

2) Earliest Electronic Consent/ eSign Form in file is dated XXX, however, earliest eSign event occurred XXX.  Need Electronic Consent/ eSign Form completed for both borrowers prior to earliest esign event.
COMMENTS: 09/18/2020 Received additional XXX and DocuSign Certificate of Complietion reflecting borrower's eConsents on XXX

3) Missing a verbal VOE within 5 business days prior to the Note Date for XXX from XXX.
COMMENTS: 9/21/2020*** Received VVOE for co-borrower

4) Missing most recent paystub with 30 days of closing for the C/B XXX.

5) Missing evidence of liquidation of additional assets from borrower's XXX account.  Borrower short to close and unable to use gift funds from mother (insufficient documentation and DTI max would be 40%).

6) Missing lender's wire instructions for purchase/funding.
COMMENTS: 09/23/2020 Received Wire Instructions for "XXX" which according to XXX is XXX.

7) Missing documentation to evidence an updated AUS was run to match the loan terms reflected on the Final 1008. The AUS in the file reflects a DTI of 43.20% and the DTI on the 1008 is 41.434%
							COMMENTS: Rec'd				8/27/2020	Primary Residence	DC	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	918209949	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/24/2020 Received proof Appraisal was eDisclosed to borrower XXX

2) Missing the following required Federal and/or State Disclosures:  Waiver Regarding Appraisal Report.
COMMENTS: 09/24/2020 Disclosure not required as Appraisal was delivered to borrower more than 3 days prior to closing.

3) Missing documented source of the following large deposits to the XXX #XXX account:  $XXX on XXX,  $XXX on XXX,  $XXX on XXX,  $XXX on XXX,  $XXX on XXX,  $XXX on XXX,  $XXX ON XXX,  and  $XXX on XXX.
COMMENTS: **9/25/2020 Sufficient documentation received

							4) Missing documentation to evidence the monthly PITI for the property located at XXX.				9/23/2020	Primary Residence	WA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	601554302	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/22/2020 Received proof Appraisal was eDisclosed to borrower XXX

2) Missing executed Escrow Waiver.
COMMENTS: 09/22/2020 Received executed Loan Impound Disclosure and Waiver

3) Missing Lender's Wire Instructions for AIG Purchase from Lender.
COMMENTS: 09/22/2020 Received Lender's Wire Instructions.

4) Missing XXX ran prior to Closing.
COMMENTS: 09/22/2020 Received Compliance Test Results dated 09/02/2020 which is day before closing on XXX

//UPDATE:  09/22/2020 Received Compliance Test Results, however, it is dated XXX and Compliance Test Results must be ran "Prior to Closing".

5) Missing satisfactory documentation to support that XXX and XXX are one in the same company.  The employment contract and VOE are in the name of XXX however the paystub is in the name of XXX.  Subject to review and recalculation.
							COMMENTS: Rec'd secretary of state doc showing official change in corp name.		1) Principal curtailment of $12.41 is on the final CD. Guidelines do not allow for Principal curtailments. COMMENTS: Client elected to waive based on compensating factors.	Compensating factors: 1) no public records 2) 0x30X24 3) FICO of 769 is 69 point greater than program minimum of 700	9/21/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	142356950	XXX	1) The mortgage is missing the legal description attached as Exhibit A.
COMMENTS: 09/22/2020 Received full copy of Mortgage inclusive of Legal Description and Rider.

2) Document not properly executed or dated:  XXX ran prior to closing.
COMMENTS: 09/22/2020 Spoke to XXX and they are okay with Compliance Test Results being dated XXX.

//UPDATE:  09/22/2020 Received Compliance Test Results, however, it is dated 0XXX  Need Compliance Test Results ran "Prior to Closing" on XXX.

3) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/22/2020 Received proof Appraisal was eDisclosed to borrower XXX

4) Missing the following required Federal and/or State Disclosures:  NY Application Disclosure, NY Escrow Account Disclosure AKA NY Real Property Insurance Escrow Account Disclosure.
COMMENTS: 09/22/2020 Received Missing NY Disclosures.

5) Missing documentation to evidence the source of the XXX of $XXX and was received by the closing agent. The Final CD reflects an XXX of XXX but there is no asset documentation to evidence the borrower provided the XXX
COMMENTS: **9/22/2020  Sufficient documentation received

6) Missing sufficient asset documentation to verify the borrowers have sufficient funds to close and meet the minimum reserve requirement. The borrower account statement with XXX is dated XXX and does not meet the 60 days prior to the note requirement.
COMMENTS: ***9/22/2020 Sufficient documentation received

7) Missing the Final Closing Disclosure to evidence the sale of the borrowers property located at XXX. Payment has been excluded from DTI.  Subject to recalculation of DTI and assets upon receipt
COMMENTS: ***9/22/2020 Sufficient documentation received	Compensating Factors

1. FICO of 784 in 104 points greater that the program minimum of 680
2. The LTV of XXX% is XXX % below the maximum of 80%
										3. Reserves total $XXX and the minimum reserves required total $XXX	9/21/2020	Primary Residence	NY	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	456774519	XXX	Compensating Factors:
1. FICO of 802; 122 points greater than 680 program minimum
2. DIT of XXX%;XXX% lower than 43% program maximum
3. Good mortgage payment history with 0x30x24
										4. 11 months reserves; 5 months greater than 6 month program minimum	9/21/2020	Primary Residence	CO	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	960882389	XXX	1) This loan failed TRID zero fee tolerance. Lender Credits decreased without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the lender credits that cannot decrease test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($5,924.16) does not exceed or equal the comparable sum of specific and non-specific lender credits ($6,302.00).
COMMENTS: 06/17/2020 Received Valid COC dated XXX.  Entered into CE and received a Pass result for all tolerance testing.

2) Missing current mortgage rating within 45 days of closing for XXX, account ending XXX.
COMMENTS: 06/10/2020: Sufficient documentation in the file.

3) Missing a full 30 days of paystubs from the borrower's employer, County of XXX.
COMMENTS: 06/10/2020: Sufficient documentation received

4) Missing signed and dated LOE from co-borrower addressing the gap in employment from XXX to XXX.
COMMENTS: 06/16/2020 Sufficient documentation received

5) Missing confirmation that 2017 IRS Taxes owed in the amount of $3,833 have been paid.
COMMENTS: 06/10/2020: No documentation to evidence the borrower is on an installment agreement or evidence taxes have been satisified.

06/19/2020: Client direction provided reflects that evidence that the 2017 federal taxes have been paid is not needed	Compensating Factors:
FICO 750; FICO is 70 points above program minimum.
DTI of XXX%; DTI is XXX below program maximum.
										18 months reserves; Reserves are 12 months above program minimum, (6 months primary residence).	6/3/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	183393997	XXX	1) This loan failed TRID zero fee tolerance. Lender Credit decreased on Closing Disclosure dated XXX without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the lender credits that cannot decrease test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($3,263.66) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,235.66). Total Violation Amount $1,972.00.
COMMENTS: 06/29/2020 Received PC CD dated XXX with proof of Principal Reduction for tolerance cure in the amount of $1,972.00 and borrower letter with proof of eDisclosure. TRID Timing Violation overridden by TILA date of discovery regulation.	Compensating Factors:
1.XXX% DTI, XXX% less than program maximum DTI of 43.00%
2. 772 FICO Score, 72 points greater than program minimum FICO Score of 700
3. 25 months reserves, 19 months greater than program 6 months reserves requirement
										4. XXX% LTV, XXX% less than program maximum LTV of 80.00%	6/1/2020	Primary Residence	OR	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	493863050	XXX	1) Missing signed 2018 1120s business tax returns for XXX COMMENTS: 6/10/2020: Cleared. Business earnings not considered in qualifying income.	Compensating Factors:
1. XXX% DTI, XXX% less than program maximum DTI of 43.00%
2. 772 FICO Score, 92 points greater than program minimum FICO Score of 680
3. 11 months reserves, 5 months greater than program 6 months reserves requirement
										4. Employed with the same employer for the past 20 years for the Primary Borrower	4/28/2020	Primary Residence	OR	XXX	Purchase	Qualified Mortgage Safe Harbor	EG2	EG1	EG2	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	401547903	XXX	1) DC Domestic Partnership Addendum to Uniform Residential Loan Application is in file, however, it is incomplete. Need fully executed DC Domestic Partnership Addendum to Uniform Residential Loan Application.
COMMENTS: 06/09/2020 Received XXX and XXX which appears to reflect that in the XXX as of XXX all XXX would be converted to a legal marriage and borrower's application reflects unmrried.

2) This loan failed TRID zero fee tolerance.  RESPA Changed Circumstance Detail Form in file dated XXX is incomplete/invalid.  Changed Circumstance Detail Form does not reflect the decrease in the "Lender Credits," resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the lender credits that cannot decrease test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($8,679.25) does not exceed or equal the comparable sum of specific and non-specific lender credits ($9,028.75).  The total tolerance violation is $349.50.
COMMENTS: 06/10/2020 Utilized Rate Lock Agreement dated XXX reflecting locked at lower loan amount which would justify the Lender Credit decrease.  Entered into XXX and received a Pass result for all Tolerance testing.

3) Missing information regarding payoff of XXX $51.08 on final Closing Disclosure. Loan documentation notes payoff of existing XXX buyout of ex-spouse.
							COMMENTS: 06/09/2020: Sufficient documentation received		1) Missing the following required Federal and/or State Disclosures: DC Notice of Waiver of 72 Hour Advance Presentation Requirement.		5/29/2020	Primary Residence	DC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	115381236	XXX	1) Initial 1003 Loan Application is not dated or signed by Loan Originator. Unable to determine if early disclosures were issued within 3 business days of application date. Need dated Initial 1003 Signed by Loan Originator.
COMMENTS: 06/10/2020 Received Initial 1003 eSigned by Loan Originator with supporting DocuSign Cert of Completion for LO in file. All early disclosures were issued timely.	Compensating Factors:

1. XXX% DTI, XXX% less than program maximum of 43%
2. 813 FICO, 113 point greater than program minimum of 700
										3. 33 months reserves, 27 months greater than program minimum of 6 months	6/1/2020	Primary Residence	CO	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	785059242	XXX	1) Missing evidence of hazard/homeowners insurance policy with XXX listed as loss payee with one year's paid receipt. Current proof of hazard insurance in file lists mortgagee as XXX.
COMMENTS: 06/08/2020: Documentation not sufficient to clear condition

06/10/2020: Lender advised the servicer reflected on the current haz policy is the servicer for XXX.

2) Missing verification/documentation of XXX hazard insurance and property tax obligations.
COMMENTS: 6/10/2020: Cleared. Documentation provided reflects property assessments.

3) Missing updated XXX XXX; on in file expired on XXX (note signed/dated XXX).
COMMENTS: 06/05/2020: Sufficient documentation provided

4) Missing the following Federal and/or State specific disclosures:  Escrow Account Waiver Disclosure.
COMMENTS: 06/08/2020 Received Loan Impound Disclosure and Waiver signed by both borrowers.

5) Benefit to borrower is not documented.
COMMENTS: 06/05/2020  Sufficient documentation received

6) Missing Written Verification of Employment to verify base income of $XXX when WVOE shows $XXX and 2017 evidence of overtime used for a 24 month period used in qualifying the borrower. DTI is over 43%.
COMMENTS: 06/08/2020 Documentation not sufficient to clear condition.

06/23/2020: Sufficient documentation provided	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
									COMMENTS: 06/05/2020 Client requested Downgrade to EV2. See email in 3rd Party Products.		6/2/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	448995239	XXX	1) Missing two months complete bank statements for XXX account XXX. Only have balance listed on the statements in the file.
COMMENTS: 06/09/2020: Sufficient assets documented

2) Missing verification of self-employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency, For XXX.
COMMENTS: 06/09/2020: borrower not using any schedule C income to qualify.	1) This loan failed TRID timing of disclosures. It appears file may be missing a re-disclosed Loan Estimate as reflected on Changed Circumstance Detail dated XXX. Changed Circumstance reflects the loan locked XXX and file contains Lock Confirmations reflecting Lock Request date of XXX. Compliance Testing cannot be considered reliable without receipt of all TRID Disclosures issued to borrower(s).
COMMENTS: 06/17/2020 Received PC CD with copy of reimbursement check for Points and Appraisal Desk Review supposedly re-disclosed on XXX. Since re-disclosure was not provided, Lender refunded the fees. TRID PC CD and reimbursement violations on XXX report are overridden by use of TILA discovery regulations.	1) CA Domestic Partnership Addendum in file is not completed or signed for the primary borrower. The loan application shows the primary borrower is "Unmarried."
COMMENTS: Missing state disclosures are generally considered non-material (EV2) exception (unless the loan is considered High Cost - EV3). Subject loan is not high cost and primary borrower signed loan application showing not married.

2) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by the co-borrower. Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.	Compensating Factors
FICO  780;   40 points greater than 740 program minimum
DTI  XXX%   XXX% lower than 43% program maximum
Good Mortgage payment history 0x30x12    Months reported 16
										24 months reserves; 18 months greater than 6 months program minimum	6/1/2020	Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	704262146	XXX	1) On Closing Disclosure dated XXX, all relevant boxes for Escrow Account section on page 4 are not marked. Box choice for either "you declined it" or "your lender does not offer one" must be marked. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting all Escrow boxes appropriately marked.
COMMENTS: 06/10/2020 Received PC CD dated XXX reflecting box mraked for "your declined it" and letter to borrower. PC CD TRID Violation is overridden by TILA date of discovery regulation.	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 06/05/2020 Client requested waiver downgrade to EV2.  See spreadsheet in 3rd Party Products.

2) Missing the following Federal and/or State specific disclosures:  GA. Application Disclosure.
									COMMENTS: 06/05/2020 State Specific Disclosure out of scope of review.	Compensating Factors 1. No Public Records 2 772 FICO is 72 points greater than the minimum 700 required by the program guidelines 3. 0x30 housing history for the past 1 months	5/29/2020	Primary Residence	GA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	335371627	XXX	1) Missing YTD Balance Sheet for the borrower's business.
COMMENTS: 06/05/2020 Sufficient documentation provided

2) Both 1003 in file are not Dated by Loan Originator. Need Initial 1003 Loan Application signed and dated by Loan Originator. Unable to determine if early disclosures were issued within 3 business days of application date.
COMMENTS: 06/15/2020 Received Initial 1003 Loan Application dated XXX and signed by Loan Originator.	Compensating Factors:

1. 812 FICO, 132 points greater than program minimum of 680
2. XXX LTV; XXX% less than program maximum of 80%
										3. 83 months reserves; 77 months greater than program minimum of 6 months	6/2/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	600282443	XXX	1) The recalculated DTI of XXX% exceeds the maximum DTI of 43%. The lender did not include the city tax of $XXX / 12 = $XXX for the subject property in the qualifying DTI calculation. Additionally, the lender did not use the monthly payment reflected on the mortgage statement of $XXX for the home equity line of credit with Chase. The lender used the following calculation of $XXX x .0157377% x 365 / 12 = $XXX. The UW noted on the 1008 notes that they did not use the payment reflected on the mortgage statement as the property was going to be sold in XXX; Supporting documentation not provided.
							COMMENTS: Upon further review, 1st mortgage statement for other REO shows taxes and insurance escrowed with the monthly payment. Removed duplicate tax/insurance amts; updated net rental loss.			Compensating Factors 1. 805 FICO and is 125 points greater than the minimum of 680 2. 0x30 for the past 12 months 3. No public records	7/17/2020	Primary Residence	TN	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	718853279	XXX	1) Missing evidence the borrowers authorized electronic signature consent. The Electronic Consent file the borrowers executed does not include electronic signature consent.
COMMENTS: 06/10/2020 eConsents for both borrowers dated XXX are in file.	1) The Disbursement Date and Prepaid Interest Begin Date are listed as 11/27/2019 on the XXX final CD when the rescission period end date was XXX which resulted in the following violation: Federal TILAThis loan failed the TILA right of rescission test.Closed-end (12 CFR 1026.23(a)(3), transferred from 12 CFR 226.23(a)(3)), Open-end (12 CFR 1026.15(a)(3), transferred from 12 CFR 226.15(a)(3))The funding date is before the third business day following consummation.Need Post Consummation Closing Disclosure with borrower letter and proof of delivery, reflecting the correct Prepaid Interest collection amounts and Disbursement Dates. If the loan did disburse XXX, rescission would need to also be re-opened with proof of delivery, with rescission period three business days after the borrower receipt of the re-opened Notice of Right to Cancel.
								COMMENTS: 06/05/2020 Received PC CD dated XXX reflecting a Funding/Disbursement date of XXX. Entered into XXX and received a Pass result for this test.		Compensating factors: 1. Fico score of 778 is 98 points greater than 680 required by the program. 2. LTV of XXX% is XXX% less than program maximum of 80%.	6/2/2020	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/5/2020	XXX	XXX	693543430	XXX	1) Missing signed 2017/2018 business tax returns for XXX EIN -XXX
COMMENTS: 6/23/2020: Cleared. singed returns received.

2) Missing signed 2018 business tax returns for XXX EIN -XXX
COMMENTS: 6/23/2020: Cleared. Received signed document.

3) Missing copy of $155.00 lender reimbursement with proof of delivery, as referenced on the XXX Post Consummation Closing Disclosure. The $155.00 lender reimbursement was not listed on the final Alta Settlement Statement.
COMMENTS: 06/18/2020 Received Final ALTA Settlement Statement reflecting $155.00 Tolerance Cure Credit to borrower.	Compensating Factors:
1. 32 months reserves; 20 months greater than 12 month program minimum (6 months for subject plus 6 months for 1 investment property)
2. XXX% LTV; XXX% lower than 80% program maximum
3. 740 FICO Score; 40 points greater than program minimum FICO Score of 700
										4. XXX% DTI; XXX% lower than 43% program maximum	6/2/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
10/5/2020	XXX	XXX	606812229	XXX	1) Missing an estimate replacement cost breakdown from the insurance company supporting the hazard insurance coverage of $XXX for the subject property. Debt-to-income ratio subject to recalculation.
COMMENTS: 068/2020: Sufficient documentation received

2) Missing mortgage rating for XXX from XXX - XXX.         /////  UPDATED: 6/15/2020: the credit report provided does not reflect a repayment history for this mortgage.  It shows no payments reviewed.
COMMENTS: 07/15/2020 Sufficient documentation received	Compensating Factors:
1. 796 FICO Score, 116 points greater than program minimum FICO Score of 680
2. XXX% DTI, XXX% less than program maximum DTI of 43.00%
3. 18 months reserves, 12 months greater than program 6 months reserves requirement
										4. XXX% LTV, XXX% less than program maximum LTV of 80.00%	6/1/2020	Primary Residence	GA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
10/5/2020	XXX	XXX	640478986	XXX	1) Missing signed copies of the 2018 and 2017 1065s for XXX. COMMENTS: 06/17/2020: Sufficient documentation received	1) //UPDATE: 05/14/2020 Received PC CD dated XXX with copy of Final Settlement Statement reflecting the tolerance cure for $155.00 funded at settlement, however, PC CD was issued outside the TRID Disclosure Timing requirement resulting in the below Timing Violation. Client will need to review for exception.Post-Consummation Revised Closing Disclosure Timing Requirements - XXX - 1This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. (12 CFR 1026.19(f)(2)(v))The post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under 1026.19(e)(3)(i) or (ii), the creditor complies with 1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with 1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.This loan failed TRID zero fee tolerance. Appraisal Desk Review Fee was added on Initial Closing Disclosure dated 12/02/2019 without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $155.00.
								COMMENTS: 06/17/2020 PC CD TRID Timing Violation is overridden by TILA Date of Discovery regulation.			5/4/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1